MML Blend Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	505,298	$27,144,609
iShares Core S&P 500 ETF	338,689	195,362,589
iShares Core S&P Mid-Cap ETF	233,975	14,581,322
iShares Core S&P Small-Cap ETF	55,705	6,515,257
iShares Core S&P Total U.S. Stock Market ETF	1,713,019	215,189,447
iShares Core Total USD Bond Market ETF (a)	2,371,293	111,735,326
iShares Core U.S. Aggregate Bond ETF	1,102,731	111,673,568
iShares iBoxx High Yield Corporate Bond ETF (a)	337,558	27,105,907
TOTAL EXCHANGE-TRADED FUNDS (Cost $583,431,613)		709,308,025

TOTAL LONG-TERM INVESTMENTS (Cost $583,431,613)		709,308,025

SHORT-TERM INVESTMENTS — 2.7%
Investment of Cash Collateral from Securities Loaned — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	18,180,650	18,180,650

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$1,254,214	1,254,214

TOTAL SHORT-TERM INVESTMENTS (Cost $19,434,864)		19,434,864

TOTAL INVESTMENTS — 102.7% (Cost $602,866,477) (d)		728,742,889

Other Assets/(Liabilities) — (2.7)%		(19,314,773)

NET ASSETS — 100.0%		$709,428,116

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $17,773,448 or 2.51% of net assets. The Fund received $2,055 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $1,254,267. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $1,279,453.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.7%

BANK LOANS — 2.1%
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
7.918% VRN 3/31/28	$214,567	$214,107
Commercial Services — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.695% VRN 5/12/28	225,761	223,456
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.104% VRN 1/31/31	128,000	127,946
		351,402
Diversified Financial Services — 0.2%
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.447% VRN 10/22/26	101,359	101,514
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.095% VRN 7/29/30	91,529	91,446
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.354% VRN 4/09/27	75,717	74,094
Focus Financial Partners LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 9/11/31	261,874	261,007
		528,061
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.595% VRN 7/01/31	273,221	272,385
Entertainment — 0.3%
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.595% VRN 2/06/30	18,900	18,882
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.604% VRN 11/29/30	238,200	238,114
Light and Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.250%
7.333% VRN 4/14/29	225,285	224,882
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.000%
6.845% VRN 7/18/31	165,546	164,454
		646,332
Health Care - Products — 0.2%
Medline Borrower LP, 2024 USD Add-on Term Loan B,
0.000% 10/23/28 (a)	170,000	169,757

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 5/30/31	$180,000	$179,325
		349,082
Insurance — 0.2%
Acrisure, LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.250%
8.211% VRN 11/06/30	223,364	220,991
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.210% VRN 2/19/28	24,350	24,302
Asurion LLC
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.250%
8.210% VRN 7/31/27	43,534	42,887
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250%
9.095% VRN 9/13/30	149,575	146,771
		434,951
Leisure Time — 0.0%
Alterra Mountain Co., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 8/17/28	35,425	35,454
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.605% VRN 11/30/29	52,117	52,080
Machinery - Diversified — 0.1%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.960% VRN 7/30/29	87,496	87,729
TK Elevator US Newco, Inc., USD Term Loan B, 6 mo. USD Term SOFR + 3.500%
8.588% VRN 4/30/30	192,148	192,469
		280,198
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.704% VRN 10/01/27	162,527	154,333
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.095% VRN 5/05/28	195,913	195,651
		349,984
Pipelines — 0.1%
CQP Holdco LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.918% VRN 12/31/30	193,831	193,488
Software — 0.3%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.095% VRN 2/15/29	140,212	139,190
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.451% VRN 5/01/31	309,943	309,555

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.555% VRN 2/10/31	$92,402	$92,402
		541,147
Transportation — 0.1%
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.604% VRN 4/10/31	150,000	149,625

TOTAL BANK LOANS (Cost $4,395,263)		4,398,296

CORPORATE DEBT — 37.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (b)	95,000	81,820
Aerospace & Defense — 1.2%
Boeing Co.
2.196% 2/04/26	80,000	77,039
2.800% 3/01/27	290,000	275,147
2.950% 2/01/30	270,000	241,345
General Dynamics Corp.
4.250% 4/01/40	20,000	18,717
4.250% 4/01/50	50,000	45,164
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	78,585
Lockheed Martin Corp.
3.900% 6/15/32	50,000	48,986
4.150% 6/15/53	320,000	282,062
5.200% 2/15/64	40,000	41,403
Northrop Grumman Corp.
2.930% 1/15/25	160,000	159,006
3.250% 1/15/28	150,000	145,762
5.150% 5/01/40	280,000	284,362
RTX Corp.
2.250% 7/01/30	110,000	98,772
3.030% 3/15/52	180,000	125,788
4.125% 11/16/28	160,000	159,598
4.500% 6/01/42	80,000	74,415
6.000% 3/15/31	110,000	119,637
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	41,269
6.625% 3/01/32 (b)	50,000	52,067
7.125% 12/01/31 (b)	80,000	84,613
		2,453,737
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	119,486
5.800% 2/14/39	240,000	252,323
5.950% 2/14/49 (c)	130,000	136,414
6.875% 11/01/33	290,000	327,545
BAT Capital Corp.
3.462% 9/06/29	405,000	385,740
4.540% 8/15/47	130,000	109,806
Philip Morris International, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 3/20/42	$80,000	$73,892
4.875% 2/13/29	60,000	61,517
5.125% 2/13/31	20,000	20,788
5.250% 2/13/34	50,000	51,926
		1,539,437
Airlines — 0.3%
American Airlines, Inc.
8.500% 5/15/29 (b)	90,000	95,491
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (b)	400,000	399,527
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	88,000	89,094
United Airlines, Inc.
4.625% 4/15/29 (b)	65,000	62,794
		646,906
Apparel — 0.0%
NIKE, Inc.
2.850% 3/27/30	60,000	56,512
Auto Manufacturers — 1.3%
Ford Motor Co.
3.250% 2/12/32	1,530,000	1,302,987
6.100% 8/19/32 (c)	90,000	92,247
Ford Motor Credit Co. LLC
4.950% 5/28/27	200,000	199,510
General Motors Co.
5.600% 10/15/32	125,000	128,939
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	251,571
Hyundai Capital America
1.800% 10/15/25 (b)	55,000	53,438
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	403,138
4.345% 9/17/27 (b)	300,000	292,498
		2,724,328
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc.
6.875% 4/23/32 (b)	170,000	170,599
Banks — 11.7%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	258,844
Banco Santander SA
3.496% 3/24/25	600,000	596,326
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	438,777
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	190,000	166,599
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33	670,000	600,014
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,430,000	1,403,661
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	570,000	563,284
4.000% 1/22/25	700,000	697,869
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	220,000	191,121
Bank of Montreal 5 yr. USD Swap + 1.432%
3.803% VRN 12/15/32	70,000	68,028

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of Nova Scotia 5 yr. CMT + 2.050%
4.588% VRN 5/04/37	$180,000	$171,219
BNP Paribas SA
1 day USD SOFR + 2.074% 2.219% VRN 6/09/26 (b)	200,000	196,155
4.625% 3/13/27 (b)	260,000	259,180
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	350,000	357,399
1 day USD SOFR + 1.866% 5.894% VRN 12/05/34 (b)	200,000	215,920
5 yr. CMT + 4.354% 8.500% VRN (b) (d)	200,000	214,569
BPCE SA
1.000% 1/20/26 (b)	250,000	239,447
Citigroup, Inc.
1 day USD SOFR + 0.694% 2.014% VRN 1/25/26	95,000	94,040
1 day USD SOFR + 1.280% 3.070% VRN 2/24/28	845,000	821,260
1 day USD SOFR + 1.939% 3.785% VRN 3/17/33	580,000	543,321
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	760,000	744,249
4.650% 7/30/45	380,000	361,470
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	160,000	160,204
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (b)	250,000	245,434
4.375% 8/04/25	470,000	467,529
Credit Agricole SA 1 day USD SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	264,237
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.472% 2.908% VRN 7/21/42	240,000	182,452
3.500% 11/16/26	270,000	265,950
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	497,085
4.250% 10/21/25	200,000	199,256
4.750% 10/21/45	70,000	68,028
5.150% 5/22/45	290,000	289,904
1 day USD SOFR + 0.820% 5.761% FRN 9/10/27	165,000	164,814
3 mo. USD Term SOFR + 1.432% 6.550% FRN 5/15/26	555,000	558,121
HSBC Holdings PLC
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	510,000	500,298
3 mo. USD Term SOFR + 1.642% 6.591% FRN 9/12/26	310,000	312,745
Inter-American Development Bank
7.350% 10/06/30 INR (e)	104,000,000	1,274,539
JP Morgan Chase & Co.
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	215,000	198,915
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	320,000	290,659
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	240,795
1 day USD SOFR + 0.915% 2.595% VRN 2/24/26	160,000	158,423
1 day USD SOFR + 1.260% 2.963% VRN 1/25/33	25,000	22,498
1 day USD SOFR + 2.440% 3.109% VRN 4/22/51	100,000	73,885
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	640,000	642,968
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	200,000	194,808
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	235,000	229,263
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	520,000	435,109
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	115,000	102,723
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	205,000	204,583
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	245,717
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	180,000	187,358
1 day USD SOFR + 1.322% 5.812% VRN 6/12/26	60,000	60,389

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Canada
1.150% 6/10/25	$310,000	$302,900
5.150% 2/01/34	40,000	41,596
Santander Holdings USA, Inc. 1 day USD SOFR + 1.249%
2.490% VRN 1/06/28	135,000	127,964
Toronto-Dominion Bank
1.150% 6/12/25	190,000	185,581
Truist Financial Corp. 1 day USD SOFR + 2.050%
6.047% VRN 6/08/27	120,000	123,137
UBS AG
7.500% 2/15/28	350,000	384,436
7.950% 1/09/25	290,000	292,245
UBS Group AG
1 day USD SOFR + 2.044% 2.193% VRN 6/05/26 (b)	480,000	471,163
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	390,000	351,684
4.253% 3/23/28 (b)	340,000	337,361
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (b)	300,000	331,213
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	221,120
US Bancorp
1.450% 5/12/25	210,000	206,150
1 day USD SOFR + 0.730% 2.215% VRN 1/27/28 (c)	20,000	19,096
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	140,000	146,725
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	40,000	42,709
Wells Fargo & Co.
1 day USD SOFR + 2.000% 2.188% VRN 4/30/26	200,000	196,744
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	217,964
3.000% 10/23/26	430,000	420,264
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	240,288
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	360,000	329,103
1 day USD SOFR + 2.130% 4.611% VRN 4/25/53	1,680,000	1,552,797
		24,483,681
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	126,189
4.600% 4/15/48	65,000	61,785
Constellation Brands, Inc.
4.350% 5/09/27	80,000	80,219
		268,193
Chemicals — 0.6%
MEGlobal BV
4.250% 11/03/26 (b)	240,000	236,866
OCP SA
3.750% 6/23/31 (b)	260,000	233,025
5.125% 6/23/51 (b)	220,000	178,750
6.750% 5/02/34 (b)	200,000	214,644
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b) (c)	490,000	414,521
		1,277,806
Commercial Services — 0.6%
Cintas Corp. No. 2
3.700% 4/01/27	70,000	69,528
DP World Ltd.
5.625% 9/25/48 (b)	330,000	329,921

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RR Donnelley & Sons Co.
9.500% 8/01/29 (b)	$120,000	$121,021
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (b)	90,000	93,963
Triton Container International Ltd./TAL International Container Corp.
3.250% 3/15/32	160,000	138,307
United Rentals North America, Inc.
6.125% 3/15/34 (b)	400,000	413,379
		1,166,119
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC
3.375% 3/24/29	260,000	250,945
Kenvue, Inc.
4.900% 3/22/33	140,000	144,919
		395,864
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	163,251
3.000% 10/29/28	160,000	151,142
3.400% 10/29/33	420,000	371,597
Air Lease Corp.
1.875% 8/15/26	170,000	162,320
American Express Co.
4.050% 5/03/29	140,000	140,257
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (b)	140,000	135,059
Charles Schwab Corp.
5.875% 8/24/26	260,000	267,519
1 day USD SOFR + 2.010% 6.136% VRN 8/24/34	50,000	54,658
Jane Street Group/JSG Finance, Inc.
7.125% 4/30/31 (b)	70,000	74,169
Mastercard, Inc.
3.850% 3/26/50	50,000	42,285
Nasdaq, Inc.
3.950% 3/07/52	45,000	36,175
Visa, Inc.
4.300% 12/14/45	160,000	149,074
		1,747,506
Electric — 0.3%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	67,337
3.950% 4/01/50	50,000	42,802
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	31,589
Duke Energy Corp.
3.950% 8/15/47	65,000	52,772
Duke Energy Ohio, Inc.
3.650% 2/01/29	70,000	68,536
Exelon Corp.
4.100% 3/15/52	65,000	53,675
Monongahela Power Co.
5.400% 12/15/43 (b)	145,000	144,717

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co.
2.500% 2/01/31	$185,000	$162,088
		623,516
Electronics — 0.1%
Honeywell International, Inc.
5.000% 3/01/35	180,000	187,364
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	30,000	31,341
Warnermedia Holdings, Inc.
3.755% 3/15/27	180,000	174,051
4.279% 3/15/32 (c)	190,000	168,783
5.050% 3/15/42	20,000	16,326
5.391% 3/15/62	30,000	22,990
6.412% 3/15/26	10,000	10,006
		423,497
Environmental Controls — 0.1%
Waste Connections, Inc.
5.000% 3/01/34	110,000	112,908
Food — 0.2%
The Kroger Co.
5.000% 9/15/34	90,000	90,751
Mars, Inc.
3.200% 4/01/30 (b)	80,000	75,709
Mondelez International, Inc.
1.500% 5/04/25	220,000	215,632
		382,092
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.750% 1/15/31	290,000	267,238
Gas — 0.2%
Brooklyn Union Gas Co.
4.487% 3/04/49 (b)	435,000	367,025
East Ohio Gas Co.
3.000% 6/15/50 (b)	45,000	30,002
		397,027
Health Care - Products — 0.3%
Abbott Laboratories
4.750% 11/30/36	10,000	10,260
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (b)	80,000	82,426
Solventum Corp.
5.400% 3/01/29 (b)	140,000	144,034
5.450% 3/13/31 (b)	140,000	144,324
5.600% 3/23/34 (b)	180,000	186,406
5.900% 4/30/54 (b)	150,000	155,383
		722,833

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services — 1.2%
Centene Corp.
2.500% 3/01/31	$285,000	$244,966
Cigna Group
4.375% 10/15/28	590,000	592,293
4.900% 12/15/48	230,000	216,608
Elevance Health, Inc.
2.375% 1/15/25	100,000	99,232
3.650% 12/01/27	140,000	138,040
HCA, Inc.
4.125% 6/15/29	220,000	216,552
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (b)	145,000	100,323
Humana, Inc.
4.625% 12/01/42	140,000	125,589
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	106,142
2.300% 5/15/31	220,000	195,064
3.875% 8/15/59	240,000	191,419
4.000% 5/15/29	100,000	99,756
4.200% 5/15/32	80,000	79,371
		2,405,355
Home Builders — 0.0%
Lennar Corp.
4.750% 11/29/27	40,000	40,516
Insurance — 0.3%
Aon North America, Inc.
5.450% 3/01/34	230,000	241,482
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	105,421
3.850% 3/15/52	90,000	75,932
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	107,449
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	80,000	76,462
		606,746
Internet — 0.7%
Amazon.com, Inc.
3.150% 8/22/27	110,000	107,985
3.600% 4/13/32	300,000	289,907
3.875% 8/22/37	50,000	47,021
3.950% 4/13/52	130,000	112,997
Meta Platforms, Inc.
4.750% 8/15/34	170,000	173,518
Prosus NV
3.061% 7/13/31 (b)	370,000	326,577
3.832% 2/08/51 (b)	210,000	147,813
4.027% 8/03/50 (b)	310,000	226,648
		1,432,466
Leisure Time — 0.2%
NCL Corp. Ltd.
8.125% 1/15/29 (b)	80,000	85,536

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Caribbean Cruises Ltd.
5.500% 4/01/28 (b)	$20,000	$20,254
6.250% 3/15/32 (b)	40,000	41,493
6.000% 2/01/33 (b)	170,000	174,281
Viking Cruises Ltd.
7.000% 2/15/29 (b)	140,000	141,769
		463,333
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (b)	120,000	108,411
6.125% 4/01/32 (b)	60,000	61,780
Las Vegas Sands Corp.
3.900% 8/08/29	40,000	38,125
6.000% 8/15/29	60,000	62,352
Sands China Ltd.
5.125% STEP 8/08/25	390,000	389,155
		659,823
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	65,000	53,317
4.500% 6/01/33 (b)	810,000	687,880
4.750% 3/01/30 (b)	105,000	96,583
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	166,771
4.200% 3/15/28	450,000	437,512
4.400% 4/01/33 (c)	290,000	265,312
4.908% 7/23/25	56,000	55,908
5.125% 7/01/49	140,000	112,503
5.500% 4/01/63	150,000	122,221
6.550% 6/01/34	50,000	52,009
Comcast Corp.
2.887% 11/01/51	550,000	369,582
3.400% 4/01/30	525,000	503,666
3.750% 4/01/40	120,000	103,882
4.150% 10/15/28	270,000	270,421
CSC Holdings LLC
6.500% 2/01/29 (b)	700,000	579,721
DISH DBS Corp.
5.125% 6/01/29	60,000	40,256
5.750% 12/01/28 (b)	70,000	61,160
Fox Corp.
5.476% 1/25/39	90,000	90,797
6.500% 10/13/33	100,000	109,423
		4,178,924
Mining — 0.8%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	231,113
Barrick North America Finance LLC
5.700% 5/30/41	80,000	84,390
5.750% 5/01/43	80,000	85,014
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	100,297

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Quantum Minerals Ltd.
8.625% 6/01/31 (b)	$200,000	$200,400
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	119,857
5.450% 3/15/43	230,000	230,988
Glencore Funding LLC
1.625% 4/27/26 (b)	120,000	115,151
3.375% 9/23/51 (b)	45,000	31,767
4.000% 3/27/27 (b)	140,000	138,690
Southern Copper Corp.
5.250% 11/08/42	250,000	244,113
		1,581,780
Oil & Gas — 2.8%
BP Capital Markets America, Inc.
2.939% 6/04/51	50,000	33,986
3.001% 3/17/52	230,000	157,883
3.633% 4/06/30	120,000	116,497
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	100,000	100,512
Continental Resources, Inc.
2.268% 11/15/26 (b)	195,000	184,822
5.750% 1/15/31 (b)	250,000	255,780
Coterra Energy, Inc.
3.900% 5/15/27	230,000	226,589
4.375% 3/15/29	220,000	217,218
Devon Energy Corp.
5.000% 6/15/45	390,000	348,180
5.600% 7/15/41	140,000	137,228
5.850% 12/15/25	120,000	121,218
Diamondback Energy, Inc.
3.500% 12/01/29	160,000	152,177
Ecopetrol SA
5.875% 5/28/45	770,000	578,023
EOG Resources, Inc.
3.900% 4/01/35	200,000	187,470
4.375% 4/15/30	60,000	60,442
4.950% 4/15/50	30,000	28,929
Exxon Mobil Corp.
3.482% 3/19/30	190,000	184,575
4.227% 3/19/40	85,000	79,577
4.327% 3/19/50	20,000	18,115
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	201,520
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	187,904
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	89,699
6.450% 9/15/36	50,000	53,998
6.600% 3/15/46 (c)	310,000	333,556
6.625% 9/01/30	60,000	64,731
Permian Resources Operating LLC
6.250% 2/01/33 (b)	50,000	50,807
Petrobras Global Finance BV
5.999% 1/27/28 (c)	760,000	776,421
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	149,044

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Industries Ltd.
3.625% 1/12/52 (b)	$330,000	$250,041
Shell International Finance BV
2.750% 4/06/30	240,000	223,528
3.250% 4/06/50	280,000	207,791
Southwestern Energy Co.
4.750% 2/01/32	70,000	66,963
5.375% 2/01/29	75,000	74,747
		5,919,971
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	97,519
5.000% 11/15/45	100,000	95,795
		193,314
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.600% 11/21/24	880,000	876,988
2.950% 11/21/26	260,000	254,524
3.200% 11/21/29	600,000	573,781
4.700% 5/14/45	25,000	24,192
4.800% 3/15/29	130,000	133,790
4.950% 3/15/31	60,000	62,387
5.050% 3/15/34	80,000	83,562
Bausch Health Cos., Inc.
6.125% 2/01/27 (b) (c)	50,000	45,158
Bristol-Myers Squibb Co.
4.350% 11/15/47	120,000	107,429
5.100% 2/22/31	70,000	73,298
5.200% 2/22/34	210,000	221,460
5.550% 2/22/54	30,000	31,782
5.650% 2/22/64	20,000	21,194
CVS Health Corp.
2.125% 9/15/31	330,000	278,848
4.250% 4/01/50	70,000	56,501
4.300% 3/25/28	580,000	578,438
5.050% 3/25/48	220,000	200,800
Eli Lilly & Co.
4.600% 8/14/34	80,000	81,255
4.700% 2/09/34	180,000	184,015
5.000% 2/09/54	20,000	20,333
5.100% 2/09/64	140,000	143,023
Johnson & Johnson
3.625% 3/03/37	160,000	148,568
Merck & Co., Inc.
1.450% 6/24/30	120,000	104,061
Pfizer, Inc.
1.700% 5/28/30 (c)	280,000	247,106
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,634,052
		6,186,545
Pipelines — 3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250% 7/15/32 (b)	50,000	52,470

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cameron LNG LLC
3.302% 1/15/35 (b)	$150,000	$129,450
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	277,420
6.544% 11/15/53 (b)	30,000	33,788
Energy Transfer LP
3.750% 5/15/30	230,000	219,713
3.900% 7/15/26	710,000	703,315
4.750% 1/15/26	240,000	240,282
5.550% 5/15/34	100,000	103,541
6.250% 4/15/49	320,000	336,480
Enterprise Products Operating LLC
3.700% 1/31/51	140,000	108,947
4.150% 10/16/28	1,030,000	1,029,398
4.850% 1/31/34 (c)	220,000	223,182
EQM Midstream Partners LP
4.750% 1/15/31 (b)	140,000	135,563
Kinder Morgan Energy Partners LP
6.950% 1/15/38	125,000	142,065
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	110,195
MPLX LP
4.700% 4/15/48	400,000	348,845
ONEOK, Inc.
5.550% 11/01/26	40,000	40,906
5.800% 11/01/30	70,000	74,522
6.050% 9/01/33	100,000	106,847
6.625% 9/01/53	110,000	122,060
Targa Resources Corp.
4.950% 4/15/52	40,000	36,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	138,969
Venture Global LNG, Inc.
7.000% 1/15/30 (b)	130,000	132,810
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	237,992
4.050% STEP 2/01/30	900,000	866,532
5.250% STEP 2/01/50	1,610,000	1,460,071
Williams Cos., Inc.
3.500% 11/15/30 (c)	70,000	66,178
3.500% 10/15/51	125,000	90,799
3.750% 6/15/27	250,000	246,316
5.150% 3/15/34	170,000	171,853
		7,986,509
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	32,728
Service Properties Trust
8.375% 6/15/29	80,000	79,910
		112,638
Retail — 0.4%
Costco Wholesale Corp.
1.375% 6/20/27	20,000	18,760
1.600% 4/20/30	20,000	17,666
Home Depot, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.700% 4/15/30	$70,000	$65,117
3.300% 4/15/40	120,000	100,292
3.350% 4/15/50	260,000	199,842
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	50,643
McDonald's Corp.
3.500% 7/01/27	300,000	295,831
3.600% 7/01/30	90,000	87,358
Walmart, Inc.
1.500% 9/22/28	60,000	55,172
1.800% 9/22/31	20,000	17,394
		908,075
Semiconductors — 0.4%
Broadcom, Inc.
3.419% 4/15/33 (b)	296,000	268,946
Intel Corp.
1.600% 8/12/28	120,000	107,296
Micron Technology, Inc.
5.300% 1/15/31	90,000	93,516
5.875% 2/09/33	60,000	64,072
NVIDIA Corp.
3.700% 4/01/60	170,000	139,889
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% 6/18/26	85,000	84,289
		758,008
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	30,000	22,026
Oracle Corp.
1.650% 3/25/26	230,000	221,088
3.850% 4/01/60	250,000	188,189
4.650% 5/06/30	20,000	20,394
5.375% 9/27/54	40,000	39,976
		491,673
Telecommunications — 1.8%
AT&T, Inc.
2.750% 6/01/31	160,000	144,662
3.500% 9/15/53	309,000	227,014
3.550% 9/15/55	215,000	157,258
Rogers Communications, Inc.
5.300% 2/15/34	110,000	111,909
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	199,315
2.550% 2/15/31	60,000	53,478
3.375% 4/15/29	50,000	47,988
3.400% 10/15/52	230,000	168,357
3.500% 4/15/25	130,000	129,073
3.500% 4/15/31	700,000	658,670
3.875% 4/15/30	430,000	418,162
5.150% 4/15/34	80,000	82,415
Telefonica Emisiones SA
5.213% 3/08/47	150,000	142,290
Verizon Communications, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.650% 11/20/40	$15,000	$11,052
3.850% 11/01/42	430,000	367,387
3.875% 2/08/29	550,000	542,600
3.875% 3/01/52	435,000	356,585
		3,818,215
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	47,941
2.891% 4/06/36	270,000	232,315
3.750% 2/05/70	150,000	113,566
3.839% 3/20/60	120,000	95,879
		489,701

TOTAL CORPORATE DEBT (Cost $79,958,925)		78,362,575

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	520,000	533,637
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	430,000	443,311
		976,948
Commercial Mortgage-Backed Securities — 5.2%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	319,403
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	264,820
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	257,103
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	305,497
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (b)	378,000	357,022
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.262% FRN 9/15/38 (b)	550,000	545,187
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 6.995% FRN 4/15/37 (b)	460,000	461,435
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 6.488% FRN 3/15/41 (b)	157,176	157,078
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 6.858% FRN 12/09/40 (b)	170,410	170,942
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 7.611% FRN 9/15/36 (b)	405,000	401,967
Series 2024-BIO2, Class D, 7.970% VRN 8/13/41 (b) (f)	100,000	100,470
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 9.222% FRN 10/15/36 (b)	277,200	271,661
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (b) (f)	374,000	334,930
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	120,000	113,919
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.111% VRN 1/10/48 (f)	4,636,184	37,230
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	140,505
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (b) (f)	200,000	174,699

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (b) (f)	$200,000	$166,246
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	315,933
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.870% VRN 4/15/50 (f)	5,091,976	5,624
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	297,351
CSMC Trust, Series 2021-B33, Class B,
3.766% VRN 10/10/43 (b) (f)	300,000	263,059
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A,
6.038% VRN 1/15/41 (b) (f)	220,000	225,542
GS Mortgage Securities Corp. II, Series 2024-70P, Class E,
9.263% VRN 3/10/41 (b) (f)	250,000	260,149
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD Term SOFR + 1.547%
6.644% FRN 7/15/35 (b)	167,000	8,390
GS Mortgage Securities Trust, Series 2015-GS1, Class XA,
0.900% VRN 11/10/48 (f)	7,377,203	42,460
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD Term SOFR + 3.264%
8.383% FRN 11/15/36 (b)	377,250	373,963
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.034% VRN 1/15/49 (f)	3,192,536	33,897
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	155,643
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.554% VRN 7/15/48 (f)	7,470,669	14,221
Series 2015-C29, Class XA, 0.673% VRN 5/15/48 (f)	5,142,285	13,621
Series 2014-C25, Class XA, 0.897% VRN 11/15/47 (f)	1,951,119	3,119
Series 2015-C28, Class XA, 1.003% VRN 10/15/48 (f)	5,158,458	12,346
Series 2014-C23, Class D, 4.214% VRN 9/15/47 (b) (f)	391,000	339,573
KIND Trust, Series 2021-KIND, Class A, 1 mo. USD Term SOFR + 1.064%
6.165% FRN 8/15/38 (b)	158,675	156,443
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600% 9/15/49	108,055	104,359
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.996% VRN 12/15/48 (f)	5,229,134	31,860
MSWF Commercial Mortgage Trust
Series 2023-1, Class A4, 5.472% 5/15/56	250,000	262,388
Series 2023-2, Class A5, 6.014% VRN 12/15/56 (f)	250,000	274,369
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.497% FRN 3/15/39 (b)	540,000	536,291
NJ Trust, Series 2023-GSP, Class A,
6.697% VRN 1/06/29 (b) (f)	200,000	212,025
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641%
6.738% FRN 3/15/39 (b)	250,000	249,766
NYC Trust, Series 2024-3ELV, Class A, 1 mo. USD Term SOFR + 1.991%
7.088% FRN 8/15/29 (b)	120,000	120,449
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A,
5.753% VRN 7/15/39 (b) (f)	330,000	335,276
PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.832%
6.915% FRN 9/17/39 (b)	100,000	100,063
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
1.982% VRN 10/10/48 (f)	2,797,589	57,153
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (b)	260,000	209,992
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014%
8.112% FRN 3/15/38 (b)	297,057	293,276
Wells Fargo Commercial Mortgage Trust

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-NXS2, Class XA, 0.721% VRN 7/15/58 (f)	$8,713,570	$28,687
Series 2015-P2, Class XA, 1.075% VRN 12/15/48 (f)	3,363,135	22,528
Series 2019-C53, Class XA, 1.109% VRN 10/15/52 (f)	3,785,114	160,306
Series 2017-C38, Class A4, 3.190% 7/15/50	285,050	274,573
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	313,850
Series 2024-C63, Class A5, 5.309% 8/15/57	140,000	146,739
		10,835,398
Home Equity Asset-Backed Securities — 0.0%
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474%
4.238% FRN 10/25/36	51,716	17,600
Other Asset-Backed Securities — 3.4%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000%
7.282% FRN 4/20/36 (b)	200,000	201,189
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750%
7.051% FRN 10/15/36 (b)	450,000	453,168
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, 3 mo. USD Term SOFR + 1.480%
6.781% FRN 7/15/37 (b)	170,000	170,595
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800%
7.082% FRN 10/20/36 (b)	200,000	201,260
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (b)	408,007	406,497
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.390%
5.961% FRN 10/20/37 (b)	240,000	240,360
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382%
6.667% FRN 7/17/34 (b)	200,000	200,410
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (b)	141,250	131,395
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (b)	440,602	396,552
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282%
6.583% FRN 4/15/31 (b)	219,167	219,168
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, 3 mo. USD Term SOFR + 1.520%
6.841% FRN 4/20/37 (b)	170,000	171,317
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.802% FRN 4/20/37 (b)	100,000	100,250
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200%
7.501% FRN 7/15/36 (b)	270,000	272,677
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (b)	76,016	71,304
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320%
6.602% FRN 1/22/35 (b)	250,000	250,120
M&T Equipment Notes, Series 2024-1, Class A4
4.940% 8/18/31 (b)	250,000	252,031

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (b)	$233,536	$217,219
Mosaic Solar Loan Trust, Series 2020-2A, Class B
2.210% 8/20/46 (b)	222,768	184,203
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	151,903	148,699
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.723% FRN 7/15/34 (b)	250,000	250,049
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750%
6.846% FRN 11/16/36 (b)	250,000	251,688
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830%
7.112% FRN 1/20/37 (b)	400,000	403,008
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (b)	333,094	298,654
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (b)	412,686	273,926
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640%
6.941% FRN 1/14/34 (b)	380,000	380,393
Textainer Marine Containers VII Ltd.
Series 2020-2A, Class A, 2.100% 9/20/45 (b)	306,120	285,463
Series 2024-1A, Class A, 5.250% 8/20/49 (b)	198,400	199,352
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (b)	500,000	454,789
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482%
6.765% FRN 10/24/34 (b)	150,000	150,083
		7,235,819
Student Loans Asset-Backed Securities — 0.9%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314%
6.169% FRN 12/26/47 (b)	155,902	155,889
ELFI Graduate Loan Program LLC, Series 2020-A, Class A
1.730% 8/25/45 (b)	243,521	219,283
SMB Private Education Loan Trust
Series 2024-A, Class A1A, 5.240% 3/15/56 (b)	275,992	280,340
Series 2024-C, Class A1B, 30 day USD SOFR Average + 1.100% 6.442% FRN 6/17/52 (b)	336,505	333,773
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	330,580
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	468,966
		1,788,831
Whole Loan Collateral Collateralized Mortgage Obligations — 4.7%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.928% VRN 4/25/37 (f)	431,378	394,737
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 4.338% VRN 2/25/47 (f)	625,358	583,550
Series 2007-3, Class A21, 6.000% 4/25/37	1,283,698	632,213
Series 2007-14, Class A6, 6.000% 9/25/37	1,122,119	596,002
GCAT Trust, Series 2024-INV3, Class A17,
6.500% VRN 9/25/54 (b) (f)	98,192	99,684

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454%
5.419% FRN 12/19/36	$352,126	$315,907
HOMES Trust, Series 2024-NQM1, Class A1,
5.915% STEP 7/25/69 (b)	398,106	403,386
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (b) (f)	1,028,000	740,857
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.701% VRN 7/25/35 (f)	196,888	178,636
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.500% VRN 2/25/54 (b) (f)	515,440	523,273
Series 2024-INV3, Class A1, 6.500% VRN 6/25/54 (b) (f)	384,298	390,137
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (b)	414,615	420,415
OBX Trust, Series 2024-NQM11, Class A1,
5.875% STEP 6/25/64 (b)	397,634	403,172
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	323,235	327,147
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (b) (f)	623,691	263,158
RCKT Mortgage Trust, Series 2024-INV1, Class A1,
6.500% VRN 6/25/54 (b) (f)	387,637	393,043
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714%
6.000% FRN 4/25/37	138,434	113,947
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
5.115% VRN 10/25/37 (f)	459,921	373,612
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (b) (f)	1,000,000	690,821
Series 2021-R1, Class M1, 2.338% 10/25/63 (b)	1,500,000	1,365,992
Series 2022-6, Class A1, 4.910% STEP 6/25/67 (b)	232,266	231,123
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	569,141	506,638
		9,947,450

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,236,339)		30,802,046

SOVEREIGN DEBT OBLIGATIONS — 5.8%
Brazil Letras do Tesouro Nacional
1/01/26BRL (e)	708,000	112,417
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/27 BRL (e)	2,920,000	513,304
10.000% 1/01/33 BRL (e)	3,249,000	529,488
Brazilian Government International Bond
3.750% 9/12/31	950,000	857,371
5.625% 2/21/47 (c)	300,000	264,456
Colombia Government International Bond
3.250% 4/22/32	230,000	185,303
4.125% 2/22/42	440,000	302,796
Indonesia Government International Bond
3.500% 1/11/28	320,000	314,112
Israel Government International Bond
2.750% 7/03/30	310,000	271,637
Jamaica Government International Bond
9.625% 11/03/30 JMD (e)	22,000,000	146,717
Mexican Bonos

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.750% 11/23/34 MXN (e)	$8,220,000	$373,620
7.750% 11/13/42 MXN (e)	152,850,000	6,465,578
Mexico Government International Bond
2.659% 5/24/31	200,000	171,693
3.750% 1/11/28	205,000	199,587
4.280% 8/14/41	450,000	367,174
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	190,312
Peruvian Government International Bond
6.550% 3/14/37	260,000	290,999
Provincia de Buenos Aires/Government Bond,
6.625% STEP 9/01/37 (b)	520,236	247,112
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	302,599
Uruguay Government International Bond
3.875% 7/02/40 UYU (e)	5,017,408	125,029
		12,231,304

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,543,850)		12,231,304

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 33.9%
Collateralized Mortgage Obligations — 4.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K-157, Class X1, 0.419% VRN 5/25/33 (f)	10,398,543	232,498
Series K-154, Class X1, 0.527% VRN 1/25/33 (f)	7,097,279	199,414
Series K124, Class X1, 0.808% VRN 12/25/30 (f)	5,861,939	215,829
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	73,948	65,716
Series 4991, Class QV, 2.000% 9/25/45	91,136	77,540
Series 5085, Class NI, 2.000% 3/25/51	1,279,570	151,227
Series 5274, Class IO, 2.500% 1/25/51	623,855	103,398
Series 5071, Class IH, 2.500% 2/25/51	233,463	31,757
Series 5377, Class IO, 2.500% 12/25/51	850,041	104,556
Series 4481, Class B, 3.000% 12/15/42	759,108	739,590
Series 4483, Class CA, 3.000% 6/15/44	1,336,451	1,291,136
Series 4391, Class MZ, 3.000% 9/15/44	134,935	120,829
Series 5180, Class IN, 3.000% 7/25/51	1,290,912	251,348
Federal National Mortgage Association REMICS
Series 2018-21, 0.000% 4/25/48	566,534	427,758
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000% FRN 8/25/51	970,145	38,409
Series 2021-65, Class JA, 2.000% 1/25/46	67,969	61,329
Series 2020-57, Class TA, 2.000% 4/25/50	225,975	198,587
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	241,380
Series 2014-6, Class Z, 2.500% 2/25/44	130,525	115,510
Series 2012-118, Class VZ, 3.000% 11/25/42	120,124	110,063
Series 2021-18, Class ZG, 3.000% 6/25/50	2,673,130	1,858,031
Series 2020-96, Class IN, 3.000% 1/25/51	369,572	63,133
Series 2015-65, Class CZ, 3.500% 9/25/45	137,363	121,715
Government National Mortgage Association
Series 2022-210, Class IO, 0.699% VRN 7/16/64 (f)	1,468,958	93,257
Series 2022-216, Class IO, 0.749% VRN 7/16/65 (f)	1,479,375	97,987
Series 2020-91, Class IU, 0.989% VRN 5/16/62 (f)	3,612,004	251,883
Series 2022-3, Class B, 1.850% 2/16/61	500,000	280,128
Series 2020-175, Class GI, 2.000% 11/20/50	134,705	15,699

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-113, Class Z, 2.000% 9/16/61	$1,255,186	$701,134
Series 2023-92, Class AH, 2.000% 6/16/64	99,923	78,666
Series 2022-220, Class E, 3.000% VRN 10/16/64 (f)	100,000	77,632
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000% FRN 4/20/51	1,075,980	25,296
Series 2021-115, Class MI, 2.500% 5/20/51	497,903	55,829
Series 2021-96, Class VI, 2.500% 6/20/51	398,839	56,846
Series 2021-176, Class IN, 2.500% 10/20/51	476,432	68,926
Series 2022-189, Class PT, 2.500% 10/20/51	89,066	77,098
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	83,750
Series 2021-57, Class BI, 3.000% 3/20/51	589,470	97,543
Series 2021-98, Class IG, 3.000% 6/20/51	867,559	148,201
Series 2021-137, Class IQ, 3.000% 8/20/51	1,150,235	190,953
Series 2021-117, Class ID, 3.500% 6/20/51	647,445	113,308
Series 2023-130, Class IO, 4.000% 8/20/47	1,344,478	237,896
Series 2020-H20, Class FA, 1 mo. USD Term SOFR + 0.464% 5.817% FRN 4/20/70	167,543	165,386
		9,738,171
Pass-Through Securities — 27.9%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	411,461	349,432
Pool #RB5110 1.500% 5/01/41	459,132	389,917
Pool #RB5117 1.500% 7/01/41	389,991	329,858
Pool #RA4537 1.500% 2/01/51	77,528	61,721
Pool #RB5105 2.000% 3/01/41	211,593	184,958
Pool #RB5131 2.000% 10/01/41	547,095	476,516
Pool #RB0714 2.000% 12/01/41	80,295	70,062
Pool #RB5138 2.000% 12/01/41	398,581	347,162
Pool #SC0313 2.000% 1/01/42	435,295	378,187
Pool #QK1354 2.000% 2/01/42	81,467	70,779
Pool #RB5145 2.000% 2/01/42	655,971	569,912
Pool #SC0384 2.000% 4/01/42	269,043	235,176
Pool #RB5153 2.000% 4/01/42	756,355	655,945
Pool #SC0319 2.000% 4/01/42	85,257	74,258
Pool #SD8079 2.000% 7/01/50	166,491	138,665
Pool #QB3535 2.000% 9/01/50	488,836	406,830
Pool #QB4985 2.000% 11/01/50	69,296	58,017
Pool #SD0715 2.000% 9/01/51	1,639,936	1,381,738
Pool #QD3960 2.000% 1/01/52	332,588	277,522
Pool #RB5149 2.500% 3/01/42	81,633	73,410
Pool #RB5154 2.500% 4/01/42	166,994	149,912
Pool #QK1449 2.500% 4/01/42	165,593	148,654
Pool #G08520 2.500% 1/01/43	426,953	388,476
Pool #SD7521 2.500% 7/01/50	181,584	159,434
Pool #SD7525 2.500% 10/01/50	572,678	502,107
Pool #RA3913 2.500% 11/01/50	211,041	185,034
Pool #RA4142 2.500% 12/01/50	263,965	231,436
Pool #SD7534 2.500% 2/01/51	134,529	118,287
Pool #SD2991 2.500% 9/01/51	88,329	77,417
Pool #QC7086 2.500% 9/01/51	232,289	201,921
Pool #SD0777 2.500% 11/01/51	80,921	70,496
Pool #SD0857 2.500% 1/01/52	421,179	367,303
Pool #SD5344 2.500% 4/01/52	96,133	83,235
Pool #SD1749 2.500% 4/01/52	86,692	75,630
Pool #SD7554 2.500% 4/01/52	995,476	870,937
Pool #841703 1 yr. USD RFUCCT + 1.634% 2.638% FRN 12/01/50	272,866	257,545

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QK1512 3.000% 5/01/42	$152,352	$140,987
Pool #RA2797 3.000% 6/01/50	51,916	46,761
Pool #QC3242 3.000% 6/01/51	404,566	368,223
Pool #SD8174 3.000% 10/01/51	1,244,402	1,121,411
Pool #SD0781 3.000% 11/01/51	73,532	66,421
Pool #QD7333 3.000% 2/01/52	86,608	78,367
Pool #QD6216 3.000% 2/01/52	81,693	73,921
Pool #SD7555 3.000% 8/01/52	834,577	759,605
Pool #G08632 3.500% 3/01/45	564,066	536,775
Pool #SD2866 4.000% 7/01/49	87,906	85,818
Pool #SD1218 4.000% 7/01/49	295,968	287,829
Pool #SD5352 4.000% 7/01/50	474,848	465,055
Pool #RA7185 4.000% 4/01/52	326,376	315,973
Pool #RA7186 4.000% 4/01/52	162,064	157,101
Pool #SD7560 4.000% 2/01/53	174,468	169,725
Pool #SD2792 4.500% 3/01/47	83,063	83,781
Pool #SD1143 4.500% 9/01/50	1,064,923	1,061,834
Pool #SD0615 4.500% 1/01/51	77,862	77,612
Pool #SD1807 4.500% 7/01/52	87,467	86,558
Pool #SD2394 4.500% 11/01/52	89,062	87,857
Pool #SD1775 4.500% 11/01/52	177,868	176,018
Pool #SD2355 4.500% 12/01/52	86,124	84,960
Pool #SD1305 5.000% 7/01/52	417,383	417,901
Pool #SD2591 5.000% 3/01/53	88,634	89,230
Pool #RA8790 5.000% 4/01/53	181,803	182,514
Pool #RA8694 5.000% 4/01/53	181,794	183,641
Pool #SD3722 5.000% 5/01/53	84,939	85,484
Pool #SD2245 5.500% 12/01/52	88,342	89,905
Pool #SD2138 5.500% 1/01/53	92,246	94,160
Pool #SD2723 5.500% 3/01/53	90,966	92,575
Pool #SD2688 5.500% 4/01/53	90,680	92,426
Pool #SD2511 5.500% 4/01/53	86,990	88,425
Pool #QG1295 5.500% 4/01/53	94,962	96,452
Pool #SD2762 5.500% 5/01/53	89,042	90,756
Pool #SD2756 5.500% 5/01/53	88,881	90,504
Pool #SD2892 5.500% 5/01/53	87,539	89,225
Pool #QG7311 5.500% 7/01/53	90,784	92,339
Pool #RA9437 5.500% 7/01/53	92,025	93,567
Pool #SD5384 5.500% 7/01/53	98,017	99,634
Pool #SD3475 5.500% 8/01/53	92,088	93,602
Pool #SD2284 6.000% 12/01/52	84,513	86,926
Pool #SD2578 6.000% 3/01/53	173,927	178,681
Pool #SD3432 6.000% 7/01/53	88,701	91,361
Pool #SD3642 6.000% 9/01/53	90,659	94,069
Pool #SD3737 6.000% 9/01/53	94,955	97,607
Pool #RJ1350 6.000% 4/01/54	96,431	99,004
Pool #SD5143 6.000% 4/01/54	188,429	193,633
Pool #SD5876 6.000% 5/01/54	99,774	102,361
Pool #SD5691 6.000% 6/01/54	99,723	102,330
Pool #SD5709 6.000% 7/01/54	98,370	100,994
Pool #SD2452 6.500% 2/01/53	81,169	84,282
Pool #RA8904 6.500% 4/01/53	153,036	158,906
Pool #RA9081 6.500% 5/01/53	87,589	91,413
Pool #SD4030 6.500% 10/01/53	186,045	193,739
Pool #RJ0954 6.500% 2/01/54	91,900	95,482
Pool #RJ1358 6.500% 4/01/54	98,260	102,090
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	82,449	69,401

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4236 1.500% 1/01/51	$78,272	$61,922
Pool #MA4280 1.500% 3/01/51	15,969	12,634
Pool #FP0028 2.000% 8/01/40	89,201	78,614
Pool #MA4422 2.000% 9/01/41	765,338	667,561
Pool #MA4446 2.000% 10/01/41	231,317	201,476
Pool #MA4474 2.000% 11/01/41	156,536	136,342
Pool #MA4501 2.000% 12/01/41	80,013	69,691
Pool #MA4540 2.000% 2/01/42	161,638	140,432
Pool #MA4606 2.000% 5/01/42	256,449	222,404
Pool #BQ3331 2.000% 8/01/50	72,304	60,175
Pool #CA7023 2.000% 9/01/50	68,965	57,655
Pool #BQ4926 2.000% 10/01/50	67,042	55,795
Pool #CA7224 2.000% 10/01/50	136,796	114,360
Pool #MA4237 2.000% 1/01/51	217,034	180,489
Pool #FS4654 2.000% 7/01/51	181,078	150,701
Pool #FS4270 2.000% 3/01/52	90,055	75,342
Pool #BS4941 2.460% 4/01/32	978,200	870,261
Pool #MA4177 2.500% 11/01/40	54,069	49,011
Pool #FS0697 2.500% 2/01/42	77,945	70,606
Pool #MA4571 2.500% 3/01/42	80,499	72,390
Pool #MA4587 2.500% 4/01/42	166,498	149,466
Pool #BV7697 2.500% 4/01/42	345,880	310,499
Pool #MA4607 2.500% 5/01/42	83,613	75,060
Pool #FM4052 2.500% 9/01/50	2,230,897	1,955,983
Pool #FM7673 2.500% 6/01/51	296,496	258,939
Pool #FS0028 2.500% 9/01/51	78,249	68,410
Pool #BU3295 2.500% 10/01/51	166,383	144,632
Pool #FM8786 2.500% 10/01/51	79,008	69,074
Pool #CB2276 2.500% 11/01/51	82,414	71,563
Pool #FS0549 2.500% 2/01/52	251,637	219,448
Pool #FS2595 2.500% 3/01/52	174,365	152,060
Pool #FS0835 2.500% 3/01/52	83,499	72,792
Pool #FS6620 2.500% 3/01/52	189,859	165,988
Pool #FS3368 2.500% 3/01/52	87,005	75,876
Pool #FS1626 2.500% 4/01/52	170,587	148,713
Pool #BF0560 2.500% 9/01/61	80,528	67,359
Pool #FS1542 3.000% 4/01/42	157,729	147,097
Pool #CB3542 3.000% 5/01/42	79,471	74,039
Pool #MA4643 3.000% 5/01/42	83,790	77,540
Pool #MA4632 3.000% 6/01/42	341,484	316,010
Pool #MA2248 3.000% 4/01/45	261,706	237,113
Pool #AS7661 3.000% 8/01/46	251,699	227,338
Pool #FM9934 3.000% 12/01/48	786,929	720,603
Pool #FM9564 3.000% 2/01/50	920,810	842,624
Pool #CA6315 3.000% 7/01/50	84,032	76,214
Pool #CA7531 3.000% 10/01/50	68,231	62,293
Pool #FM8480 3.000% 11/01/50	56,745	51,572
Pool #FM7531 3.000% 5/01/51	60,339	54,768
Pool #FM9464 3.000% 11/01/51	150,206	136,806
Pool #BU1421 3.000% 1/01/52	82,349	74,822
Pool #FS2463 3.000% 2/01/52	513,403	464,556
Pool #FS1289 3.000% 3/01/52	395,342	361,434
Pool #FS8124 3.000% 6/01/52	290,450	263,632
Pool #CB3833 3.000% 6/01/52	86,691	78,409
Pool #CB3386 3.500% 4/01/42	81,834	78,479
Pool #FM7100 3.500% 6/01/50	104,377	98,532
Pool #FS1240 3.500% 12/01/51	79,407	74,595
Pool #FS1237 3.500% 12/01/51	231,066	218,073

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS2296 3.500% 1/01/52	$393,584	$368,501
Pool #FS1241 3.500% 1/01/52	87,653	82,231
Pool #FS1462 3.500% 1/01/52	160,284	151,222
Pool #FS1092 3.500% 4/01/52	490,017	458,946
Pool #FS1454 3.500% 4/01/52	165,778	155,387
Pool #FS1555 3.500% 4/01/52	166,242	156,064
Pool #BV8546 3.500% 5/01/52	158,197	149,054
Pool #FS1556 3.500% 5/01/52	662,447	624,164
Pool #FS1866 3.500% 5/01/52	89,395	83,838
Pool #FM3049 4.000% 4/01/44	186,416	182,969
Pool #CA2472 4.000% 10/01/48	53,429	51,760
Pool #CB3272 4.000% 4/01/52	166,108	161,021
Pool #CB3320 4.000% 4/01/52	83,822	81,151
Pool #CB3614 4.000% 5/01/52	83,022	80,479
Pool #FS2023 4.000% 5/01/52	174,381	168,932
Pool #FM1263 4.500% 7/01/49	35,574	35,459
Pool #FS4480 4.500% 3/01/50	84,071	84,511
Pool #MA4031 4.500% 5/01/50	20,435	20,319
Pool #FS0067 4.500% 9/01/51	61,583	61,462
Pool #FS2914 4.500% 9/01/52	85,555	84,665
Pool #BX2186 4.500% 11/01/52	73,924	72,762
Pool #FS3977 4.500% 11/01/52	45,394	44,781
Pool #FS3836 4.500% 1/01/53	87,317	86,136
Pool #CB3880 5.000% 6/01/52	76,927	77,589
Pool #BW0048 5.000% 7/01/52	76,972	77,243
Pool #CB4103 5.000% 7/01/52	166,274	169,782
Pool #BW9916 5.000% 10/01/52	85,882	86,007
Pool #FS3249 5.000% 11/01/52	81,972	82,267
Pool #FS5708 5.000% 6/01/53	89,700	90,443
Pool #FS5155 5.000% 7/01/53	177,571	180,707
Pool #CB5108 5.500% 11/01/52	175,668	178,776
Pool #FS3672 5.500% 2/01/53	90,795	92,884
Pool #FS4166 5.500% 4/01/53	88,445	89,814
Pool #CB6322 5.500% 5/01/53	90,452	92,053
Pool #FS4805 5.500% 5/01/53	93,571	95,073
Pool #FS5647 5.500% 7/01/53	92,101	94,012
Pool #FS5270 5.500% 7/01/53	90,607	92,295
Pool #CB7109 5.500% 9/01/53	371,005	377,104
Pool #CB5316 6.000% 12/01/52	166,107	170,694
Pool #FS4454 6.000% 4/01/53	88,721	91,366
Pool #FS4573 6.000% 5/01/53	174,541	180,016
Pool #CB6753 6.000% 7/01/53	271,484	280,084
Pool #FS5306 6.000% 7/01/53	87,395	90,819
Pool #FS6242 6.000% 11/01/53	94,596	97,623
Pool #FS7997 6.000% 5/01/54	194,495	199,137
Pool #CB5497 6.500% 1/01/53	248,100	258,856
Pool #BX7702 6.500% 2/01/53	74,261	77,110
Pool #FS7624 6.500% 3/01/54	93,179	96,811
Pool #CB8388 6.500% 4/01/54	272,924	283,051
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50	370,929	314,698
Pool #MA7135 2.000% 1/20/51	131,342	111,472
Pool #MA7184 2.000% 2/20/51	291,779	240,708
Pool #MA7303 2.000% 4/20/51	299,484	247,064
Pool #BS8546 2.500% 12/20/50	65,893	57,470
Pool #785565 2.500% 6/20/51	77,120	67,334
Pool #785568 2.500% 8/20/51	75,784	66,072
Pool #785663 2.500% 10/20/51	75,848	66,128

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #785662 2.500% 10/20/51	$2,105,035	$1,826,078
Pool #785762 2.500% 11/20/51	79,594	69,344
Pool #785764 2.500% 11/20/51	585,590	511,100
Pool #785789 2.500% 12/20/51	79,173	68,978
Pool #785821 2.500% 12/20/51	81,227	70,768
Pool #MA7368 3.000% 5/20/51	180,942	165,334
Pool #MA7590 3.000% 9/20/51	501,833	458,190
Pool #786150 3.000% 3/20/52	84,355	76,017
Pool #786583 3.000% 3/20/52	176,217	159,020
Pool #786843 3.000% 3/20/52	178,290	160,779
Pool #MA5594 3.500% 11/20/48	146,799	139,012
Pool #MA6711 3.500% 6/20/50	251,540	237,804
Pool #MA6997 3.500% 11/20/50	307,774	291,088
Pool #MA7883 3.500% 2/20/52	572,560	538,612
Pool #786216 3.500% 6/20/52	159,443	148,270
Pool #MA5078 4.000% 3/20/48	158,559	154,707
Pool #MA5763 4.000% 2/20/49	137,615	134,015
Pool #MA5817 4.000% 3/20/49	57,737	56,191
Pool #MA5876 4.000% 4/20/49	45,825	44,598
Pool #MA8045 4.000% 5/20/52	170,861	165,376
Pool #CK9592 4.000% 6/20/52	81,634	78,988
Pool #786429 4.000% 6/20/52	88,119	85,538
Pool #MA5193 4.500% 5/20/48	25,402	25,385
Pool #MA5265 4.500% 6/20/48	171,301	170,917
Pool #MA5399 4.500% 8/20/48	63,937	63,714
Pool #MA5652 4.500% 12/20/48	30,690	30,573
Pool #MA5711 4.500% 1/20/49	382,908	381,332
Pool #MA5818 4.500% 3/20/49	136,809	136,246
Pool #786366 4.500% 8/20/52	175,393	173,576
Pool #786335 4.500% 9/20/52	170,919	169,201
Pool #MA5194 5.000% 5/20/48	16,812	17,132
Pool #MA5597 5.000% 11/20/48	34,138	34,723
Pool #MA5653 5.000% 12/20/48	41,390	42,061
Pool #MA5712 5.000% 1/20/49	32,874	33,407
Pool #MA5878 5.000% 4/20/49	16,637	16,907
Pool #MA6287 5.000% 11/20/49	14,831	15,114
Pool #MA6413 5.000% 1/20/50	32,861	33,455
Pool #786340 5.000% 9/20/52	87,559	88,815
Pool #MA8348 5.000% 10/20/52	86,830	87,099
Pool #MA8428 5.000% 11/20/52	176,191	176,735
Pool #MA8490 5.000% 12/20/52	529,483	530,954
Pool #786474 5.000% 1/20/53	87,714	88,917
Pool #MA8569 5.000% 1/20/53	356,935	357,927
Pool #MA8647 5.000% 2/20/53	90,049	90,299
Pool #MA8725 5.000% 3/20/53	90,941	91,193
Pool #MA8429 5.500% 11/20/52	256,371	259,220
Pool #MA8726 5.500% 3/20/53	175,148	177,040
Pool #MA8801 5.500% 4/20/53	355,123	358,958
Pool #786835 5.500% 8/20/53	94,532	96,549
Pool #787485 5.500% 7/20/54	99,706	102,114
Pool #787228 6.000% 1/20/54	756,403	784,208
Pool #787276 6.000% 2/20/54	193,565	201,225
Pool #787236 6.500% 1/20/54	183,243	191,802
Pool #787214 6.500% 1/20/54	92,054	96,526
Government National Mortgage Association II, TBA
2.000% 10/20/54 (h)	300,000	254,290
3.500% 10/20/54 (h)	400,000	375,993
4.000% 10/20/54 (h)	800,000	773,489

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 10/20/54 (h)	$300,000	$296,179
5.000% 10/20/54 (h)	900,000	901,660
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/54 (h)	1,100,000	909,562
2.500% 10/01/54 (h)	1,500,000	1,294,395
3.000% 10/01/54 (h)	300,000	269,250
4.500% 10/01/54 (h)	300,000	294,926
5.000% 10/01/54 (h)	900,000	899,297
5.500% 10/01/54 (h)	200,000	202,336
6.000% 10/01/54 (h)	100,000	102,191
		58,600,447
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%
9.030% FRN 2/25/42 (b)	490,000	513,793
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700% 7.980% FRN 7/25/43 (b)	240,000	247,696
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.380% FRN 3/25/42 (b)	2,000,000	2,081,888
		2,843,377

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $73,593,829)		71,181,995

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds & Notes — 5.9%
U.S. Treasury Bonds
4.125% 8/15/53	250,000	248,931
4.500% 2/15/44	70,000	72,953
4.625% 5/15/54	30,000	32,541
4.750% 11/15/53	400,000	441,828
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	570,186	550,110
1.875% 7/15/34	2,335,522	2,392,738
U.S. Treasury Notes
3.625% 9/30/31	2,050,000	2,046,156
3.875% 8/15/34	230,000	231,618
4.000% 2/15/34 (c)	170,000	172,922
4.125% 3/31/31 (c)	5,700,000	5,855,198
4.250% 2/28/31	240,000	248,189
		12,293,184

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,083,901)		12,293,184

TOTAL BONDS & NOTES (Cost $219,812,107)		209,269,400

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $41,044)		43,666

TOTAL LONG-TERM INVESTMENTS (Cost $219,853,151)		209,313,066

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	1,955,185	$1,955,185

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (j)	$2,181,353	2,181,353

TOTAL SHORT-TERM INVESTMENTS (Cost $4,136,538)		4,136,538

TOTAL INVESTMENTS — 101.6% (Cost $223,989,689) (k)		213,449,604

Other Assets/(Liabilities) — (1.6)%		(3,274,751)

NET ASSETS — 100.0%		$210,174,853

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $42,439,241 or 20.19% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $8,390,706 or 3.99% of net assets. The Fund received $6,631,463 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $2,181,445. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,225,003.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call EUR Put	JP Morgan Chase Bank N.A.	10/11/24	1.09	1,870,000	USD	1,870,000	$748	$10,633	$(9,885)
USD Call CNY Put	Morgan Stanley & Co. LLC	11/25/24	7.18	1,338,000	USD	1,338,000	669	3,081	(2,412)
							$1,417	$13,714	$(12,297)
Put
USD Put CAD Call	JP Morgan Chase Bank N.A.	10/30/24	1.37	1,693,000	USD	1,693,000	$24,718	$9,383	$15,335
							$26,135	$23,097	$3,038

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 6-7 Year Future	10/04/24	115.00	66	USD	7,542,563	$10,312	$11,645	$(1,333)
Put
U.S. Treasury Note 6-7 Year Future	10/04/24	113.50	66	USD	7,542,563	$7,219	$6,302	$917
						$17,531	$17,947	$(416)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 6-7 Year Future	10/04/24	114.25	22	USD	2,514,188	$(9,281)	$(9,805)	$524
U.S. Treasury Bond Future	11/22/24	127.00	18	USD	2,235,375	(21,656)	(38,078)	16,422
U.S. Treasury Note 10 Year Future	11/22/24	114.50	44	USD	5,028,375	(47,438)	(59,487)	12,049
3 Month SOFR Future	12/13/24	97.13	52	USD	12,474,800	(1,625)	(28,241)	26,616
3 Month SOFR Future	6/13/25	97.00	157	USD	37,990,075	(109,900)	(46,770)	(63,130)
						$(189,900)	$(182,381)	$(7,519)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Put
U.S. Treasury Note 6-7 Year Future	10/04/24	114.25	22	USD	2,514,188	$(8,594)	$(8,400)	$(194)
U.S. Treasury Long Bond Future	11/22/24	122.00	18	USD	2,235,375	(25,875)	(33,172)	7,297
U.S. Treasury Note 10 Year Future	11/22/24	113.50	44	USD	5,028,375	(36,438)	(52,518)	16,080
U.S. Treasury Note 5 Year Future	11/22/24	109.50	29	USD	3,186,602	(17,672)	(21,067)	3,395
						$(88,579)	$(115,157)	$26,578
						$(278,479)	$(297,538)	$19,059

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	10/18/24	EUR	1,190,000	USD	1,317,349	$8,166
Bank of America N.A.	10/18/24	AUD	432,286	USD	293,724	5,213
Bank of America N.A.	10/18/24	USD	998,871	MXN	18,215,802	75,890
Bank of America N.A.	10/18/24	USD	3,426,668	EUR	3,143,294	(74,575)
BNP Paribas SA	10/18/24	CHF	230,000	USD	272,771	(518)
BNP Paribas SA	10/18/24	NOK	9,250,000	USD	839,889	36,790
BNP Paribas SA	10/18/24	USD	397,575	CHF	340,000	(4,886)
BNP Paribas SA	10/18/24	USD	187,964	NOK	2,010,000	(2,536)
BNP Paribas SA	10/18/24	USD	922,856	AUD	1,358,590	(16,644)
Citibank N.A.	10/02/24	BRL	2,540,000	USD	453,964	12,288
Citibank N.A.	10/02/24	USD	466,218	BRL	2,540,000	(34)
Citibank N.A.	10/18/24	JPY	301,139,864	USD	1,925,112	174,710
Citibank N.A.	10/18/24	AUD	4,072,927	USD	2,733,654	82,879
Citibank N.A.	10/18/24	USD	528,009	MXN	10,248,657	8,717
Citibank N.A.	10/18/24	INR	18,270,000	USD	218,147	(277)
Citibank N.A.	10/18/24	CAD	780,000	USD	567,141	9,817
Citibank N.A.	10/18/24	USD	350,129	EUR	320,000	(6,311)
Citibank N.A.	10/18/24	USD	1,105,306	JPY	170,500,000	(83,576)
Citibank N.A.	10/18/24	USD	1,188,204	CAD	1,616,132	(7,233)
Citibank N.A.	10/18/24	USD	1,001,625	AUD	1,480,000	(21,833)
Goldman Sachs International	10/02/24	BRL	26,502,714	USD	4,838,521	26,416
Goldman Sachs International	10/02/24	USD	4,849,547	BRL	26,502,714	(15,389)
Goldman Sachs International	10/18/24	CHF	840,000	USD	998,311	(3,996)
Goldman Sachs International	10/18/24	NOK	4,355,364	USD	395,488	17,296
Goldman Sachs International	10/18/24	USD	2,367,398	GBP	1,842,007	(95,258)
Goldman Sachs International	10/18/24	USD	2,625,285	CHF	2,326,140	(128,186)
Goldman Sachs International	10/18/24	USD	303,566	MXN	5,770,000	11,205
Goldman Sachs International	10/18/24	USD	1,083,077	NOK	11,600,000	(16,326)
Goldman Sachs International	10/18/24	USD	461,762	AUD	690,000	(15,391)
Goldman Sachs International	11/04/24	BRL	14,521,357	USD	2,640,909	14,886
JP Morgan Chase Bank N.A.	10/15/24	EUR	547,000	USD	603,215	5,998
JP Morgan Chase Bank N.A.	10/18/24	JPY	40,630,000	USD	284,261	(952)
JP Morgan Chase Bank N.A.	10/18/24	CNH	17,880,000	USD	2,536,076	17,441
JP Morgan Chase Bank N.A.	10/18/24	USD	2,283,865	MXN	42,084,792	151,460
JP Morgan Chase Bank N.A.	10/18/24	USD	235,760	CAD	320,000	(940)
JP Morgan Chase Bank N.A.	10/18/24	USD	281,571	JPY	43,430,000	(21,262)
JP Morgan Chase Bank N.A.	10/18/24	USD	4,204,685	CNH	30,229,745	(112,550)
JP Morgan Chase Bank N.A.	10/31/24	CAD	859,430	USD	622,160	13,757
JP Morgan Chase Bank N.A.	10/31/24	USD	622,180	CAD	859,430	(13,737)
						$30,519

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/24	18	$2,253,022	$(17,647)
U.S. Treasury Note 10 Year	12/19/24	211	24,101,426	11,918
U.S. Treasury Ultra Bond	12/19/24	107	14,342,528	(101,497)
UK Long Gilt	12/27/24	15	1,981,842	(7,902)
U.S. Treasury Note 5 Year	12/31/24	99	10,898,023	(19,625)
3 Month SOFR Future	3/17/26	182	43,747,405	387,595
				$252,842
Short
Japanese 10 Year Bond	12/13/24	3	$(3,020,265)	$957
U.S. Treasury Ultra 10 Year	12/19/24	30	(3,547,077)	(1,829)
U.S. Treasury Note 2 Year	12/31/24	28	(5,805,139)	(25,642)
				$(26,514)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	BB-*	USD	525,200	$40,822	$31,913	$8,909
CDX.NA.IG Series 43†	1.000%	Quarterly	12/20/29	BBB-*	USD	16,893,000	378,268	380,973	(2,705)
CDX.NA.HY Series 42†	5.000%	Quarterly	12/20/29	BB-*	USD	515,000	37,796	37,452	344
							$456,886	$450,338	$6,548

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.650%	Annually	3/18/30	USD	8,213,000	$191,149	$(202,863)	$394,012
Fixed 4.200%	Annually	12-Month USD SOFR	Annually	4/30/31	USD	17,046,000	(947,014)	(246,252)	(700,762)
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	2,687,000	152,219	48,683	103,536
Fixed 3.510%	Annually	12-Month USD SOFR	Annually	3/18/55	USD	2,075,000	(91,097)	143,831	(234,928)
							$(694,743)	$(256,601)	$(438,142)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 11.030%	Maturity	Bank of America N.A.	1/02/26	BRL	26,802,000	$(56,551)	$—	$(56,551)
BRL-CDI	Maturity	Fixed 10.230%	Maturity	JP Morgan Chase Bank N.A.	1/02/29	BRL	17,860,000	(204,200)	—	(204,200)
								$(260,751)	$—	$(260,751)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 day USD SOFR + 110BP	USD	1,047,000	Quarterly	JPEIFNTR	7,796	Quarterly	JP Morgan Chase Bank N.A.	11/01/24	$43,185	$—	$43,185

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
UYU	Uruguayan Peso

MML Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Communication Services — 5.9%
AT&T, Inc.	629,100	$13,840,200
Comcast Corp. Class A	324,300	13,546,011
Fox Corp. Class A	30,800	1,303,764
Interpublic Group of Cos., Inc.	33,000	1,043,790
Match Group, Inc. (a)	10,000	378,400
Omnicom Group, Inc. (b)	19,900	2,057,461
Verizon Communications, Inc.	369,700	16,603,227
Walt Disney Co.	33,900	3,260,841
		52,033,694
Consumer Discretionary — 8.4%
ADT, Inc.	71,000	513,330
AutoNation, Inc. (a)	7,400	1,324,008
AutoZone, Inc. (a)	1,400	4,410,056
Best Buy Co., Inc.	18,900	1,952,370
CarMax, Inc. (a)	13,700	1,060,106
Crocs, Inc. (a)	5,300	767,493
Darden Restaurants, Inc.	9,900	1,624,887
Dick's Sporting Goods, Inc.	2,700	563,490
DR Horton, Inc.	32,700	6,238,179
eBay, Inc.	44,200	2,877,862
Expedia Group, Inc. (a)	11,200	1,657,824
Ford Motor Co.	355,800	3,757,248
General Motors Co.	105,900	4,748,556
Gentex Corp.	19,100	567,079
Genuine Parts Co.	12,300	1,718,064
H&R Block, Inc. (b)	12,300	781,665
Hasbro, Inc.	12,300	889,536
Lennar Corp. Class A	25,100	4,705,748
Lithia Motors, Inc. (b)	1,100	349,404
Lowe's Cos., Inc.	67,400	18,255,290
MGM Resorts International (a)	27,700	1,082,793
Murphy USA, Inc.	1,700	837,879
NVR, Inc. (a)	250	2,452,950
Penske Automotive Group, Inc.	5,900	958,278
PulteGroup, Inc.	24,100	3,459,073
Ralph Lauren Corp.	3,550	688,239
Service Corp. International (b)	15,800	1,247,094
Skechers USA, Inc. Class A (a)	11,700	782,964
Tapestry, Inc.	20,200	948,996
Toll Brothers, Inc.	4,100	633,409
TopBuild Corp. (a)	1,200	488,172
Williams-Sonoma, Inc. (b)	9,800	1,518,216
		73,860,258

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer Staples — 6.1%
Altria Group, Inc.	151,100	$7,712,144
BJ's Wholesale Club Holdings, Inc. (a) (b)	5,400	445,392
Bunge Global SA	7,400	715,136
Campbell Soup Co.	26,300	1,286,596
Coca-Cola Consolidated, Inc.	720	947,808
Conagra Brands, Inc.	42,100	1,369,092
Constellation Brands, Inc. Class A	3,400	876,146
General Mills, Inc.	46,800	3,456,180
Hormel Foods Corp.	10,200	323,340
Ingredion, Inc.	5,800	797,094
Kimberly-Clark Corp.	25,500	3,628,140
Kraft Heinz Co.	91,800	3,223,098
Kroger Co.	52,200	2,991,060
Philip Morris International, Inc.	136,700	16,595,380
Sysco Corp.	43,800	3,419,028
Target Corp.	40,700	6,343,502
		54,129,136
Energy — 7.3%
Antero Midstream Corp.	40,000	602,000
Baker Hughes Co.	62,100	2,244,915
Cheniere Energy, Inc.	20,100	3,614,784
Chevron Corp.	130,958	19,286,185
ConocoPhillips	92,900	9,780,512
Devon Energy Corp.	52,400	2,049,888
DT Midstream, Inc. (a)	3,700	291,042
EOG Resources, Inc.	52,900	6,502,997
Kinder Morgan, Inc.	195,300	4,314,177
Marathon Oil Corp.	51,515	1,371,844
Marathon Petroleum Corp.	31,000	5,050,210
Phillips 66	37,300	4,903,085
Valero Energy Corp.	29,100	3,929,373
		63,941,012
Financials — 29.8%
Aflac, Inc.	49,800	5,567,640
Ally Financial, Inc.	20,700	736,713
American Express Co.	54,800	14,861,760
American Financial Group, Inc.	6,400	861,440
American International Group, Inc.	50,200	3,676,146
Ameriprise Financial, Inc.	8,000	3,758,480
Apollo Global Management, Inc.	43,000	5,371,130
Arch Capital Group Ltd. (a)	28,500	3,188,580
Assurant, Inc.	3,800	755,668
Bank of America Corp.	588,700	23,359,616
Bank of New York Mellon Corp.	63,200	4,541,552
Capital One Financial Corp.	26,500	3,967,845
Carlyle Group, Inc.	27,200	1,171,232
Chubb Ltd.	32,000	9,228,480
Cincinnati Financial Corp.	11,900	1,619,828
Citigroup, Inc.	134,200	8,400,920
Citizens Financial Group, Inc.	34,400	1,412,808
Commerce Bancshares, Inc.	9,700	576,180
Corpay, Inc. (a)	5,300	1,657,628
Cullen/Frost Bankers, Inc. (b)	3,700	413,882

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Discover Financial Services	20,800	$2,918,032
East West Bancorp, Inc.	10,500	868,770
Equitable Holdings, Inc.	31,600	1,328,148
Everest Group Ltd.	800	313,464
Fidelity National Financial, Inc.	20,600	1,278,436
Fifth Third Bancorp	42,300	1,812,132
First Citizens BancShares, Inc. Class A	1,100	2,025,045
First Horizon Corp.	20,800	323,024
Fiserv, Inc. (a)	38,074	6,839,994
Goldman Sachs Group, Inc.	25,100	12,427,261
Hartford Financial Services Group, Inc.	25,200	2,963,772
Huntington Bancshares, Inc.	109,500	1,609,650
JP Morgan Chase & Co.	203,500	42,910,010
KeyCorp.	41,000	686,750
Loews Corp.	19,400	1,533,570
LPL Financial Holdings, Inc.	5,700	1,325,991
M&T Bank Corp.	10,500	1,870,260
Markel Group, Inc. (a)	940	1,474,465
MetLife, Inc.	64,400	5,311,712
Morgan Stanley	126,500	13,186,360
Northern Trust Corp.	15,400	1,386,462
Old Republic International Corp.	22,400	793,408
PayPal Holdings, Inc. (a)	79,000	6,164,370
PNC Financial Services Group, Inc.	30,000	5,545,500
Primerica, Inc.	2,600	689,390
Principal Financial Group, Inc.	19,900	1,709,410
Progressive Corp.	19,200	4,872,192
Prudential Financial, Inc.	28,500	3,451,350
Raymond James Financial, Inc.	15,600	1,910,376
Regions Financial Corp.	69,200	1,614,436
Reinsurance Group of America, Inc.	4,597	1,001,548
Robinhood Markets, Inc. Class A (a)	29,600	693,232
SEI Investments Co.	9,900	684,981
State Street Corp.	25,600	2,264,832
Stifel Financial Corp.	7,800	732,420
Synchrony Financial	32,400	1,616,112
T. Rowe Price Group, Inc.	16,900	1,840,917
Travelers Cos., Inc.	32,200	7,538,664
Unum Group	15,000	891,600
W. R. Berkley Corp.	29,850	1,693,391
Webster Financial Corp.	13,000	605,930
Wells Fargo & Co.	263,300	14,873,817
Willis Towers Watson PLC	7,800	2,297,334
		263,006,046
Health Care — 16.3%
AbbVie, Inc.	155,300	30,668,644
Bio-Rad Laboratories, Inc. Class A (a)	2,100	702,618
Cardinal Health, Inc.	21,408	2,366,012
Cencora, Inc.	19,000	4,276,520
Centene Corp. (a)	40,300	3,033,784
Cigna Group	24,900	8,626,356
DaVita, Inc. (a) (b)	7,400	1,213,082
Elevance Health, Inc.	22,370	11,632,400
Gilead Sciences, Inc.	23,300	1,953,472
HCA Healthcare, Inc.	30,000	12,192,900
Henry Schein, Inc. (a) (b)	11,300	823,770
Johnson & Johnson	149,400	24,211,764

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Labcorp Holdings, Inc.	8,800	$1,966,624
McKesson Corp.	15,010	7,421,244
Medtronic PLC	112,800	10,155,384
Merck & Co., Inc.	98,500	11,185,660
Molina Healthcare, Inc. (a)	2,700	930,312
Quest Diagnostics, Inc.	12,700	1,971,675
Teleflex, Inc.	4,100	1,014,012
Tenet Healthcare Corp. (a)	7,500	1,246,500
United Therapeutics Corp. (a)	3,900	1,397,565
Universal Health Services, Inc. Class B	6,900	1,580,169
Viatris, Inc.	104,700	1,215,567
Zimmer Biomet Holdings, Inc.	18,100	1,953,895
		143,739,929
Industrials — 12.4%
Acuity Brands, Inc.	2,700	743,553
Allegion PLC	7,300	1,063,902
Allison Transmission Holdings, Inc.	7,700	739,739
Builders FirstSource, Inc. (a)	10,900	2,113,074
CACI International, Inc. Class A (a)	1,200	605,472
Caterpillar, Inc.	43,000	16,818,160
CSX Corp.	172,000	5,939,160
Cummins, Inc.	12,100	3,917,859
Deere & Co.	20,400	8,513,532
Delta Air Lines, Inc.	56,800	2,884,872
Dover Corp.	9,400	1,802,356
FedEx Corp.	21,500	5,884,120
Fortune Brands Innovations, Inc.	10,400	931,112
Huntington Ingalls Industries, Inc.	3,400	898,892
Johnson Controls International PLC	47,600	3,694,236
L3Harris Technologies, Inc.	15,700	3,734,559
Leidos Holdings, Inc.	11,949	1,947,687
Lockheed Martin Corp.	19,900	11,632,744
Masco Corp.	23,500	1,972,590
Middleby Corp. (a)	3,900	542,607
Oshkosh Corp.	5,800	581,218
Owens Corning	9,500	1,676,940
PACCAR, Inc.	46,113	4,550,431
RTX Corp.	108,700	13,170,092
Science Applications International Corp.	2,900	403,883
Snap-on, Inc.	4,600	1,332,666
Textron, Inc.	20,600	1,824,748
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	100,724
U-Haul Holding Co. (UHAL/B US)	17,400	1,252,800
UFP Industries, Inc.	5,400	708,534
United Airlines Holdings, Inc. (a)	28,900	1,649,034
United Rentals, Inc.	5,530	4,477,807
WESCO International, Inc.	4,400	739,112
		108,848,215
Information Technology — 4.4%
Amkor Technology, Inc.	18,600	569,160
Arrow Electronics, Inc. (a)	6,900	916,527
Cisco Systems, Inc.	156,600	8,334,252
Cognizant Technology Solutions Corp. Class A	43,700	3,372,766
F5, Inc. (a)	5,200	1,145,040
Gen Digital, Inc.	55,100	1,511,393

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	117,500	$2,404,050
HP, Inc.	117,300	4,207,551
International Business Machines Corp.	60,300	13,331,124
ON Semiconductor Corp. (a)	16,700	1,212,587
Skyworks Solutions, Inc.	12,300	1,214,871
TD SYNNEX Corp.	7,600	912,608
		39,131,929
Materials — 2.9%
Amcor PLC	127,100	1,440,043
Berry Global Group, Inc.	8,800	598,224
Celanese Corp.	8,200	1,114,872
CF Industries Holdings, Inc.	13,800	1,184,040
Commercial Metals Co.	3,600	197,856
Crown Holdings, Inc.	12,700	1,217,676
Dow, Inc.	61,800	3,376,134
Eagle Materials, Inc. (b)	2,900	834,185
Eastman Chemical Co.	10,300	1,153,085
Graphic Packaging Holding Co. (b)	27,100	801,889
International Paper Co. (b)	24,400	1,191,940
LyondellBasell Industries NV Class A	28,608	2,743,507
Nucor Corp.	27,700	4,164,418
PPG Industries, Inc.	8,000	1,059,680
Reliance, Inc.	5,400	1,561,734
Steel Dynamics, Inc.	19,500	2,458,560
		25,097,843
Utilities — 4.2%
Consolidated Edison, Inc.	30,400	3,165,552
Dominion Energy, Inc.	73,700	4,259,123
Duke Energy Corp.	67,900	7,828,870
Edison International	25,100	2,185,959
Evergy, Inc.	20,200	1,252,602
NRG Energy, Inc.	18,300	1,667,130
OGE Energy Corp.	17,661	724,454
Pinnacle West Capital Corp.	9,998	885,723
PPL Corp.	64,900	2,146,892
Public Service Enterprise Group, Inc.	47,300	4,219,633
Sempra	46,500	3,888,795
Southern Co.	42,700	3,850,686
WEC Energy Group, Inc.	12,300	1,183,014
		37,258,433

TOTAL COMMON STOCK (Cost $648,592,957)		861,046,495

TOTAL EQUITIES (Cost $648,592,957)		861,046,495

EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell 1000 Value ETF (b)	86,500	16,417,700

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,291,053)		16,417,700

TOTAL LONG-TERM INVESTMENTS (Cost $664,884,010)		877,464,195

MML Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$3,305,298	$3,305,298

TOTAL SHORT-TERM INVESTMENTS (Cost $3,305,298)		3,305,298

TOTAL INVESTMENTS — 99.9% (Cost $668,189,308) (d)		880,769,493

Other Assets/(Liabilities) — 0.1%		733,852

NET ASSETS — 100.0%		$881,503,345

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $12,685,856 or 1.44% of net assets. The Fund received $12,909,602 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $3,305,437. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $3,371,608.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Communication Services — 10.9%
Alphabet, Inc. Class A	7,749	$1,285,172
Alphabet, Inc. Class C	6,885	1,151,103
AT&T, Inc.	2,972	65,384
Comcast Corp. Class A	1,085	45,321
Electronic Arts, Inc.	180	25,819
ESC GCI Liberty, Inc. (a) (b) (c)	2,102	—
Meta Platforms, Inc. Class A	4,970	2,845,027
Netflix, Inc. (c)	272	192,921
New York Times Co. Class A	333	18,538
Spotify Technology SA (c)	76	28,008
T-Mobile US, Inc.	809	166,945
Verizon Communications, Inc.	3,689	165,673
Walt Disney Co.	288	27,703
		6,017,614
Consumer Discretionary — 10.6%
Amazon.com, Inc. (c)	13,988	2,606,384
AutoZone, Inc. (c)	24	75,601
Booking Holdings, Inc.	155	652,879
Chipotle Mexican Grill, Inc. (c)	5,217	300,604
Deckers Outdoor Corp. (c)	126	20,091
Domino's Pizza, Inc.	68	29,250
DR Horton, Inc.	455	86,800
eBay, Inc.	390	25,393
Garmin Ltd.	903	158,955
Gentex Corp.	870	25,830
Grand Canyon Education, Inc. (c)	131	18,582
H&R Block, Inc.	579	36,796
Hilton Worldwide Holdings, Inc.	486	112,023
Home Depot, Inc.	1,784	722,877
Lennar Corp. Class A	340	63,743
Lowe's Cos., Inc.	167	45,232
Marriott International, Inc. Class A	202	50,217
McDonald's Corp.	152	46,286
NIKE, Inc. Class B	258	22,807
NVR, Inc. (c)	7	68,683
O'Reilly Automotive, Inc. (c)	84	96,734
PulteGroup, Inc.	380	54,541
Ross Stores, Inc.	336	50,571
Texas Roadhouse, Inc.	127	22,428
TJX Cos., Inc.	3,269	384,238
Tractor Supply Co.	384	111,717
Williams-Sonoma, Inc.	96	14,872
		5,904,134

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer Staples — 10.9%
Altria Group, Inc.	3,194	$163,022
Archer-Daniels-Midland Co.	443	26,465
BellRing Brands, Inc. (c)	601	36,493
BJ's Wholesale Club Holdings, Inc. (c)	193	15,919
Casey's General Stores, Inc.	262	98,436
Church & Dwight Co., Inc.	360	37,699
Coca-Cola Co.	1,942	139,552
Colgate-Palmolive Co.	2,963	307,589
Costco Wholesale Corp.	3,083	2,733,141
Dollar Tree, Inc. (c)	187	13,150
Kimberly-Clark Corp.	185	26,322
Kroger Co.	601	34,437
Mondelez International, Inc. Class A	345	25,416
PepsiCo, Inc.	517	87,916
Philip Morris International, Inc.	1,632	198,125
Procter & Gamble Co.	4,053	701,979
Walmart, Inc.	17,646	1,424,914
		6,070,575
Energy — 1.0%
Chevron Corp.	535	78,789
ConocoPhillips	228	24,004
Exxon Mobil Corp.	3,675	430,784
Williams Cos., Inc.	397	18,123
		551,700
Financials — 15.0%
Aflac, Inc.	270	30,186
American Express Co.	521	141,295
Aon PLC Class A	48	16,608
Arch Capital Group Ltd. (c)	1,629	182,252
Berkshire Hathaway, Inc. Class B (c)	6,395	2,943,363
BlackRock, Inc.	79	75,011
Blackstone, Inc.	283	43,336
Brown & Brown, Inc.	621	64,336
Cboe Global Markets, Inc.	628	128,658
Chubb Ltd.	472	136,120
Cincinnati Financial Corp.	162	22,051
Corpay, Inc. (c)	59	18,453
Evercore, Inc. Class A	85	21,534
Everest Group Ltd.	43	16,849
FactSet Research Systems, Inc.	82	37,708
Fidelity National Information Services, Inc.	324	27,135
Fiserv, Inc. (c)	634	113,898
Houlihan Lokey, Inc.	355	56,097
JP Morgan Chase & Co.	404	85,187
Kinsale Capital Group, Inc.	68	31,659
LPL Financial Holdings, Inc.	118	27,450
Markel Group, Inc. (c)	12	18,823
Marsh & McLennan Cos., Inc.	1,413	315,226
Mastercard, Inc. Class A	2,612	1,289,806
Moody's Corp.	500	237,295
MSCI, Inc.	67	39,056
PayPal Holdings, Inc. (c)	329	25,672
Progressive Corp.	1,649	418,450

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	138	$71,294
SEI Investments Co.	228	15,775
T. Rowe Price Group, Inc.	133	14,488
Tradeweb Markets, Inc. Class A	342	42,295
Visa, Inc. Class A	5,961	1,638,977
		8,346,343
Health Care — 11.2%
Abbott Laboratories	414	47,200
AbbVie, Inc.	4,257	840,672
Agilent Technologies, Inc.	677	100,521
Amgen, Inc.	496	159,816
Boston Scientific Corp. (c)	1,324	110,951
Cardinal Health, Inc.	578	63,881
Cencora, Inc.	330	74,277
Centene Corp. (c)	634	47,728
Cigna Group	248	85,917
CVS Health Corp.	372	23,391
Danaher Corp.	315	87,576
Elevance Health, Inc.	343	178,360
Eli Lilly & Co.	1,595	1,413,074
GE HealthCare Technologies, Inc. (c)	408	38,291
Humana, Inc.	126	39,909
IDEXX Laboratories, Inc. (c)	42	21,219
Intuitive Surgical, Inc. (c)	404	198,473
Johnson & Johnson	1,106	179,238
McKesson Corp.	859	424,707
Medpace Holdings, Inc. (c)	39	13,018
Medtronic PLC	227	20,437
Merck & Co., Inc.	3,927	445,950
Mettler-Toledo International, Inc. (c)	12	17,996
Neurocrine Biosciences, Inc. (c)	192	22,122
Regeneron Pharmaceuticals, Inc. (c)	353	371,088
Stryker Corp.	218	78,755
Thermo Fisher Scientific, Inc.	109	67,424
United Therapeutics Corp. (c)	74	26,518
UnitedHealth Group, Inc.	1,071	626,192
Vertex Pharmaceuticals, Inc. (c)	686	319,045
West Pharmaceutical Services, Inc.	85	25,514
Zoetis, Inc.	96	18,757
		6,188,017
Industrials — 11.2%
3M Co.	661	90,359
A.O. Smith Corp.	317	28,476
AAON, Inc.	300	32,352
Acuity Brands, Inc.	88	24,234
Allison Transmission Holdings, Inc.	292	28,052
Amentum Holdings, Inc. (c)	181	5,837
AMETEK, Inc.	114	19,575
Ardagh Group SA (a) (b) (c) (d)	463	1,953
Armstrong World Industries, Inc.	131	17,217
Automatic Data Processing, Inc.	481	133,107
Booz Allen Hamilton Holding Corp.	251	40,853
Broadridge Financial Solutions, Inc.	366	78,701
Carlisle Cos., Inc.	140	62,965
Carrier Global Corp.	1,383	111,318

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Caterpillar, Inc.	1,419	$554,999
Cintas Corp.	1,312	270,115
Comfort Systems USA, Inc.	96	37,474
Copart, Inc. (c)	1,489	78,024
Core & Main, Inc. Class A (c)	1,088	48,307
Crane Co.	269	42,577
CSX Corp.	475	16,402
Cummins, Inc.	447	144,734
Curtiss-Wright Corp.	115	37,799
Deere & Co.	70	29,213
Donaldson Co., Inc.	223	16,435
Dover Corp.	108	20,708
Eaton Corp. PLC	1,313	435,181
EMCOR Group, Inc.	247	106,341
Fastenal Co.	1,530	109,273
FedEx Corp.	93	25,452
Ferguson Enterprises, Inc.	1,559	309,571
GE Vernova, Inc. (c)	246	62,725
General Dynamics Corp.	702	212,144
General Electric Co.	2,147	404,881
Honeywell International, Inc.	209	43,202
Howmet Aerospace, Inc.	360	36,090
Illinois Tool Works, Inc.	236	61,848
Ingersoll Rand, Inc.	958	94,037
ITT, Inc.	409	61,150
Jacobs Solutions, Inc.	181	23,693
Johnson Controls International PLC	378	29,337
Leidos Holdings, Inc.	246	40,098
Lennox International, Inc.	96	58,012
Lincoln Electric Holdings, Inc.	86	16,514
Lockheed Martin Corp.	115	67,224
Masco Corp.	312	26,189
Old Dominion Freight Line, Inc.	466	92,566
Otis Worldwide Corp.	390	40,537
Owens Corning	183	32,303
PACCAR, Inc.	1,827	180,288
Paychex, Inc.	1,046	140,363
Pentair PLC	193	18,873
Quanta Services, Inc.	217	64,699
Republic Services, Inc.	547	109,859
Rockwell Automation, Inc.	85	22,819
Rollins, Inc.	1,327	67,120
RTX Corp.	793	96,080
Simpson Manufacturing Co., Inc.	142	27,160
Snap-on, Inc.	123	35,634
Trane Technologies PLC	1,049	407,778
Union Pacific Corp.	245	60,388
United Rentals, Inc.	42	34,009
Verisk Analytics, Inc.	257	68,866
W.W. Grainger, Inc.	197	204,646
Waste Management, Inc.	930	193,068
Watsco, Inc.	102	50,172
Westinghouse Air Brake Technologies Corp.	305	55,440
		6,197,416
Information Technology — 26.4%
Accenture PLC Class A	516	182,396
Adobe, Inc. (c)	711	368,142

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Advanced Micro Devices, Inc. (c)	186	$30,519
Amphenol Corp. Class A	2,553	166,353
Analog Devices, Inc.	430	98,973
Apple, Inc.	9,139	2,129,387
Applied Materials, Inc.	1,978	399,655
Arista Networks, Inc. (c)	884	339,297
Broadcom, Inc.	11,675	2,013,938
Cadence Design Systems, Inc. (c)	504	136,599
Cisco Systems, Inc.	2,604	138,585
Cognizant Technology Solutions Corp. Class A	257	19,835
Fair Isaac Corp. (c)	54	104,950
Fortinet, Inc. (c)	953	73,905
Gartner, Inc. (c)	70	35,473
GoDaddy, Inc. Class A (c)	166	26,025
International Business Machines Corp.	632	139,723
Intuit, Inc.	1,044	648,324
Keysight Technologies, Inc. (c)	271	43,070
KLA Corp.	379	293,501
Lam Research Corp.	269	219,526
Microsoft Corp.	5,927	2,550,388
Monolithic Power Systems, Inc.	34	31,433
Motorola Solutions, Inc.	638	286,864
NetApp, Inc.	313	38,659
NVIDIA Corp.	20,878	2,535,424
Palo Alto Networks, Inc. (c)	149	50,928
QUALCOMM, Inc.	3,042	517,292
Salesforce, Inc.	1,736	475,161
ServiceNow, Inc. (c)	237	211,970
Synopsys, Inc. (c)	457	231,420
Texas Instruments, Inc.	396	81,802
		14,619,517
Materials — 2.0%
Air Products & Chemicals, Inc.	71	21,140
AptarGroup, Inc.	121	19,383
CRH PLC	1,795	166,468
DuPont de Nemours, Inc.	380	33,862
Eagle Materials, Inc.	108	31,066
Ecolab, Inc.	268	68,429
International Flavors & Fragrances, Inc.	294	30,849
Linde PLC (LIN US)	729	347,631
Martin Marietta Materials, Inc.	102	54,902
NewMarket Corp.	33	18,212
Nucor Corp.	144	21,649
Packaging Corp. of America	146	31,448
RPM International, Inc.	182	22,022
Sherwin-Williams Co.	467	178,240
Southern Copper Corp.	333	38,518
Vulcan Materials Co.	135	33,808
		1,117,627
Real Estate — 0.1%
Public Storage	138	50,214
Utilities — 0.7%
American Electric Power Co., Inc.	237	24,316
Duke Energy Corp.	569	65,606

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc.	930	$78,613
NRG Energy, Inc.	358	32,614
Public Service Enterprise Group, Inc.	548	48,887
Sempra	202	16,893
Southern Co.	514	46,353
Vistra Corp.	835	98,981
		412,263

TOTAL COMMON STOCK (Cost $53,796,840)		55,475,420

TOTAL EQUITIES (Cost $53,796,840)		55,475,420

TOTAL LONG-TERM INVESTMENTS (Cost $53,796,840)		55,475,420

SHORT-TERM INVESTMENTS — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	11,565	11,565

TOTAL SHORT-TERM INVESTMENTS (Cost $11,565)		11,565

TOTAL INVESTMENTS — 100.0% (Cost $53,808,405) (f)		55,486,985

Other Assets/(Liabilities) — (0.0)%		(430)

NET ASSETS — 100.0%		$55,486,555

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment is valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $1,953 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $11,336 or 0.02% of net assets. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.9%

BANK LOANS — 10.1%
Advertising — 0.2%
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.404% VRN 4/11/29	$135,000	$126,467
Chemicals — 2.9%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.615% VRN 12/29/27	548,834	476,459
LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.460% VRN 10/15/28	396,152	395,090
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.704% VRN 4/23/29 (a)	390,725	380,918
Polar US Borrower LLC, 2024 Term Loan B1B, 3 mo. U.S. (Fed) Prime Rate + 4.500%
13.000% VRN 10/16/28 (a)	268,913	196,306
		1,448,773
Computers — 0.7%
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.451% VRN 3/01/29	122,761	122,186
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
9.514% VRN 4/24/28	259,551	252,252
		374,438
Diversified Financial Services — 0.3%
Aretec Group, Inc., 2024 Term Loan B,
0.000% 8/09/30 (a)	137,310	134,354
Health Care - Services — 0.8%
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.054% VRN 11/16/28	113,383	113,156
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.883% - 8.883% VRN 1/31/29 (a)	272,773	266,466
		379,622
Media — 0.8%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.345% VRN 6/30/28	305,168	304,024

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sinclair Television Group, Inc., Term Loan B2B, 3 mo. USD Term SOFR + 2.500%
8.014% VRN 9/30/26	$82,412	$79,527
		383,551
Packaging & Containers — 0.3%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
9.189% VRN 5/05/29 (a)	135,000	131,422
Pharmaceuticals — 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.402% VRN 11/15/27	82,119	79,694
Pipelines — 0.3%
ITT Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.945% VRN 10/11/30	147,825	147,948
Software — 3.4%
Banff Merger Sub, Inc.
2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.005% VRN 7/30/31 (a)	921,201	918,742
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
11.005% VRN 7/30/32 (a)	206,094	202,745
Cloud Software Group, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.604% VRN 3/30/29	254,363	253,116
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.095% VRN 4/05/30	242,655	242,407
Veritas US, Inc., 2021 USD Term Loan B (Acquired 1/04/24, Cost $50,343), 1 mo. USD Term SOFR + 5.000%
9.960% VRN 9/01/25 (b)	55,914	52,261
		1,669,271
Telecommunications — 0.2%
Coral-US Co-Borrower LLC, 2020 Term Loan B2,
0.000% 1/31/28 (a)	130,411	128,763

TOTAL BANK LOANS (Cost $4,984,683)		5,004,303

CORPORATE DEBT — 87.8%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (c)	92,000	97,807
7.500% 6/01/29 (c)	61,000	52,537
7.875% 4/01/30 (c)	100,000	104,569
Stagwell Global LLC
5.625% 8/15/29 (c)	133,000	128,587
		383,500
Aerospace & Defense — 1.3%
Boeing Co.
6.388% 5/01/31 (c)	48,000	51,040
6.528% 5/01/34 (c)	126,000	135,231

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit AeroSystems, Inc.
9.750% 11/15/30 (c)	$278,000	$309,970
Triumph Group, Inc.
9.000% 3/15/28 (c)	132,000	138,180
		634,421
Airlines — 1.2%
American Airlines, Inc.
8.500% 5/15/29 (c)	195,000	206,898
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
11.000% 4/15/29 (c) (d)	133,367	133,900
United Airlines, Inc.
4.375% 4/15/26 (c)	259,000	254,843
		595,641
Auto Manufacturers — 0.4%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (c)	172,000	181,849
Auto Parts & Equipment — 0.6%
Adient Global Holdings Ltd.
4.875% 8/15/26 (c)	277,000	274,439
Building Materials — 2.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (c)	326,000	336,137
Knife River Corp.
7.750% 5/01/31 (c)	152,000	161,610
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (c)	240,000	245,161
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (c)	171,000	184,457
Wilsonart LLC
11.000% 8/15/32 (c)	114,000	114,034
		1,041,399
Chemicals — 4.4%
Consolidated Energy Finance SA
5.625% 10/15/28 (c)	595,000	502,948
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (c)	294,000	285,956
Methanex Corp.
5.125% 10/15/27	144,000	142,489
Olympus Water US Holding Corp.
4.250% 10/01/28 (c)	326,000	311,295
6.250% 10/01/29 (c) (d)	459,000	444,135
Vibrantz Technologies, Inc.
9.000% 2/15/30 (c)	532,000	496,989
		2,183,812
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (c)	290,000	301,679

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 1.4%
Alta Equipment Group, Inc.
9.000% 6/01/29 (c)	$126,000	$112,829
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (c)	133,000	133,036
PROG Holdings, Inc.
6.000% 11/15/29 (c)	425,700	419,952
Service Corp. International
4.000% 5/15/31	44,000	40,715
Vortex Opco LLC
8.000% 4/30/30 (c)	14,334	5,734
		712,266
Cosmetics & Personal Care — 0.7%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.625% 7/15/30 (c)	53,000	55,069
Perrigo Finance Unlimited Co.
4.900% STEP 6/15/30	280,000	272,701
		327,770
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (c)	243,000	228,894
6.500% 7/15/32 (c)	254,000	260,734
		489,628
Diversified Financial Services — 5.1%
Aretec Group, Inc.
10.000% 8/15/30 (c)	144,000	153,247
Coinbase Global, Inc.
3.375% 10/01/28 (c)	38,000	34,142
3.625% 10/01/31 (c)	50,000	42,365
GGAM Finance Ltd.
6.875% 4/15/29 (c)	73,000	75,941
8.000% 2/15/27 (c)	248,000	259,163
Jefferson Capital Holdings LLC
6.000% 8/15/26 (c)	380,000	380,042
9.500% 2/15/29 (c)	339,000	361,947
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (c)	119,000	126,033
8.375% 5/01/28 (c)	106,000	111,438
Midcap Financial Issuer Trust
5.625% 1/15/30 (c)	339,000	312,317
PRA Group, Inc.
5.000% 10/01/29 (c)	583,000	536,336
8.875% 1/31/30 (c)	146,000	152,068
		2,545,039
Electric — 3.1%
Lightning Power LLC
7.250% 8/15/32 (c)	158,000	166,143
Pike Corp.
5.500% 9/01/28 (c)	593,000	580,777
8.625% 1/31/31 (c)	140,000	149,690

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Talen Energy Supply LLC
8.625% 6/01/30 (c)	$592,000	$645,175
		1,541,785
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (c)	142,000	134,474
Electronics — 0.8%
Atkore, Inc.
4.250% 6/01/31 (c)	460,000	420,521
Engineering & Construction — 1.7%
Arcosa, Inc.
4.375% 4/15/29 (c)	273,000	261,684
6.875% 8/15/32 (c)	97,000	101,514
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (c)	218,000	213,898
7.500% 4/15/32 (c)	140,000	144,061
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (c)	117,000	121,022
		842,179
Entertainment — 1.0%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (c)	260,000	256,324
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	136,000	130,447
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (c)	88,000	91,452
		478,223
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (c)	116,000	113,861
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% 2/15/30 (c)	127,000	124,951
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	527,000	481,809
Pilgrim's Pride Corp.
4.250% 4/15/31 (c)	283,000	268,935
US Foods, Inc.
5.750% 4/15/33 (c) (e)	73,000	73,078
		948,773
Hand & Machine Tools — 1.6%
Regal Rexnord Corp.
6.400% 4/15/33	741,800	793,365
Health Care - Products — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (c)	43,000	44,304

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Services — 6.0%
Centene Corp.
3.375% 2/15/30	$314,000	$289,356
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c)	108,000	94,937
5.250% 5/15/30 (c)	422,000	388,369
6.000% 1/15/29 (c)	141,000	136,881
HCA, Inc.
5.450% 9/15/34	81,000	83,344
LifePoint Health, Inc.
9.875% 8/15/30 (c)	274,000	301,675
10.000% 6/01/32 (c)	174,000	191,290
11.000% 10/15/30 (c)	129,000	145,562
Molina Healthcare, Inc.
4.375% 6/15/28 (c)	182,000	176,936
Radiology Partners, Inc.
7.775% 1/31/29 (c)	149,531	148,410
9.781% 2/15/30 (c)	537,833	508,252
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	158,306
5.125% 11/01/27	179,000	178,323
6.125% 10/01/28 (d)	152,000	153,214
		2,954,855
Home Builders — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (c)	183,000	175,669
Mattamy Group Corp.
4.625% 3/01/30 (c)	687,000	657,736
The New Home Co., Inc.
9.250% 10/01/29 (c)	95,000	100,096
		933,501
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (d)	36,000	36,411
6.875% STEP 4/01/36	56,000	53,364
		89,775
Insurance — 0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (c)	430,269	429,450
Internet — 0.2%
Getty Images, Inc.
9.750% 3/01/27 (c)	64,000	63,975
Wayfair LLC
7.250% 10/31/29 (c) (e)	55,000	56,345
		120,320
Investment Companies — 2.0%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (c)	261,000	267,168

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	$735,000	$729,267
		996,435
Leisure Time — 1.9%
NCL Corp. Ltd.
5.875% 3/15/26 (c)	118,000	118,007
5.875% 2/15/27 (c)	49,000	49,173
8.375% 2/01/28 (c)	100,000	105,015
7.750% 2/15/29 (c) (d)	71,000	76,084
NCL Finance Ltd.
6.125% 3/15/28 (c)	94,000	95,880
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	60,000	66,930
8.625% 6/01/27 (c) (d)	358,000	352,137
11.250% 12/15/27 (c)	91,000	94,427
		957,653
Lodging — 1.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.625% 1/15/32 (c)	166,000	168,034
MGM Resorts International
6.500% 4/15/32	76,500	77,956
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (c)	155,000	154,482
Travel & Leisure Co.
6.625% 7/31/26 (c)	213,000	217,023
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (c)	133,000	128,294
		745,789
Machinery - Construction & Mining — 0.2%
Terex Corp.
6.250% 10/15/32 (c) (e)	107,000	107,000
Media — 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	196,000	172,819
4.250% 1/15/34 (c)	381,000	312,519
4.500% 5/01/32	95,000	82,142
CSC Holdings LLC
5.750% 1/15/30 (c)	146,000	75,575
7.500% 4/01/28 (c)	75,000	50,134
11.750% 1/31/29 (c)	232,000	224,249
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (c)	120,000	47,737
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (c)	434,000	426,115
DISH DBS Corp.
5.125% 6/01/29	105,000	70,447
7.375% 7/01/28	78,000	58,457
DISH Network Corp.
11.750% 11/15/27 (c)	112,000	117,548
Gray Television, Inc.

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.375% 11/15/31 (c)	$98,000	$61,291
7.000% 5/15/27 (c) (d)	24,000	23,590
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (c)	177,000	161,960
McGraw-Hill Education, Inc.
5.750% 8/01/28 (c)	177,000	174,918
8.000% 8/01/29 (c)	130,000	130,466
Time Warner Cable Enterprises LLC
8.375% 7/15/33	112,000	128,902
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (c)	277,000	266,962
		2,585,831
Mining — 1.3%
Constellium SE
3.750% 4/15/29 (c)	300,000	280,158
Novelis Corp.
3.250% 11/15/26 (c)	48,000	46,319
3.875% 8/15/31 (c)	341,000	311,729
		638,206
Miscellaneous - Manufacturing — 0.5%
Amsted Industries, Inc.
4.625% 5/15/30 (c)	85,000	81,187
5.625% 7/01/27 (c)	175,000	174,532
		255,719
Oil & Gas — 3.3%
Apache Corp.
4.750% 4/15/43 (d)	65,000	53,666
5.350% 7/01/49	197,000	170,764
CVR Energy, Inc.
5.750% 2/15/28 (c)	134,000	125,840
Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% 5/15/34 (c)	250,000	249,071
Occidental Petroleum Corp.
6.200% 3/15/40	397,000	412,144
Parkland Corp.
4.625% 5/01/30 (c)	148,000	139,572
6.625% 8/15/32 (c)	27,000	27,410
Sunoco LP/Sunoco Finance Corp.
4.500% 4/30/30	86,000	82,405
6.000% 4/15/27	99,000	99,329
7.000% 9/15/28 (c)	67,000	69,437
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	17,400	17,371
Transocean, Inc.
8.250% 5/15/29 (c)	132,000	130,855
8.500% 5/15/31 (c)	64,000	63,594
		1,641,458
Oil & Gas Services — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (c)	243,000	253,211

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 2.5%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (c)	$272,000	$276,200
Graphic Packaging International LLC
3.750% 2/01/30 (c)	90,000	84,275
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (c)	312,000	322,351
9.250% 4/15/27 (c)	446,000	457,317
Trident TPI Holdings, Inc.
12.750% 12/31/28 (c)	72,000	79,929
		1,220,072
Pharmaceuticals — 3.9%
1375209 BC Ltd.
9.000% 1/30/28 (c) (d)	535,000	530,246
AdaptHealth LLC
5.125% 3/01/30 (c)	365,000	341,655
Bausch Health Cos., Inc.
4.875% 6/01/28 (c)	215,000	168,238
5.250% 1/30/30 (c)	137,000	76,720
5.500% 11/01/25 (c) (d)	109,000	106,483
11.000% 9/30/28 (c)	66,000	61,545
Grifols SA
4.750% 10/15/28 (c) (d)	293,000	274,444
Herbalife Ltd., Convertible,
4.250% 6/15/28	50,000	36,582
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (c)	134,000	133,503
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (c)	25,000	15,730
12.250% 4/15/29 (c)	118,000	117,618
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (c)	92,000	95,015
		1,957,779
Pipelines — 8.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (c)	815,000	799,373
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (f)	350,000	349,163
5 yr. CMT + 5.306% 7.125% VRN (f)	89,000	90,916
EnLink Midstream Partners LP
5.450% 6/01/47	52,000	49,174
5.600% 4/01/44	257,000	245,625
EQM Midstream Partners LP
6.375% 4/01/29 (c)	137,000	141,455
6.500% 7/01/27 (c)	151,000	155,546
Flex Intermediate Holdco LLC
3.363% 6/30/31 (c)	293,000	256,743
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	53,000	53,163
8.250% 1/15/32 (c)	246,000	255,173
Harvest Midstream I LP
7.500% 9/01/28 (c)	389,000	398,073
Hess Midstream Operations LP
6.500% 6/01/29 (c)	56,000	57,963

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ITT Holdings LLC
6.500% 8/01/29 (c)	$524,000	$496,413
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (c)	77,000	78,952
8.375% 2/15/32 (c)	137,000	141,186
Northriver Midstream Finance LP
6.750% 7/15/32 (c) (e)	153,000	157,914
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	133,000	125,689
4.125% 8/15/31 (c)	152,000	141,319
		3,993,840
Private Equity — 1.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (c)	175,000	169,468
8.000% 6/15/27 (c)	286,000	302,983
		472,451
Real Estate Investment Trusts (REITS) — 1.3%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (c)	130,000	121,185
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (c)	22,000	20,647
RLJ Lodging Trust LP
4.000% 9/15/29 (c)	284,000	261,430
Service Properties Trust
8.375% 6/15/29	142,000	141,840
8.875% 6/15/32	124,000	118,447
		663,549
Retail — 5.4%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (c)	52,000	52,751
6.125% 6/15/29 (c)	211,000	217,068
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	99,969
6.875% 11/01/35	222,000	231,324
Carvana Co.
13.000% 6/01/30 (c)	43,979	47,822
14.000% 6/01/31 (c)	192,600	226,867
CEC Entertainment LLC
6.750% 5/01/26 (c)	107,000	106,104
Michaels Cos., Inc.
5.250% 5/01/28 (c)	33,000	24,358
7.875% 5/01/29 (c)	43,000	25,016
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (c)	78,000	74,780
7.750% 2/15/29 (c)	141,000	139,190
Raising Cane's Restaurants LLC
9.375% 5/01/29 (c)	29,000	31,402
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375% 9/30/26 (c)	258,000	257,031
Staples, Inc.
10.750% 9/01/29 (c)	111,000	107,703
12.750% 1/15/30 (c)	78,198	64,232

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	$192,000	$179,010
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (c)	285,000	270,221
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	230,000	221,263
4.650% 6/01/46	52,000	35,048
4.800% 11/18/44	65,000	48,638
8.125% 8/15/29	225,000	224,569
		2,684,366
Software — 1.4%
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	208,000	206,953
8.250% 6/30/32 (c)	60,000	62,718
9.000% 9/30/29 (c)	152,000	154,677
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (c)	88,000	87,759
Veritas US, Inc./Veritas Bermuda Ltd., (Acquired 3/18/22, Cost $180,180),
7.500% 9/01/25 (b) (c)	198,000	185,751
		697,858
Telecommunications — 6.3%
Altice Financing SA
5.000% 1/15/28 (c)	152,000	128,576
5.750% 8/15/29 (c)	17,000	13,662
C&W Senior Finance Ltd.
6.875% 9/15/27 (c)	267,000	266,072
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (c)	253,473	253,473
9.000% 9/15/29 (c)	200,000	193,547
Consolidated Communications, Inc.
5.000% 10/01/28 (c)	245,000	225,294
6.500% 10/01/28 (c)	144,000	135,966
Frontier Communications Holdings LLC
6.000% 1/15/30 (c)	964,000	962,325
Hughes Satellite Systems Corp.
5.250% 8/01/26	151,000	140,479
Level 3 Financing, Inc.
4.500% 4/01/30 (c)	84,000	65,059
11.000% 11/15/29 (c)	463,000	512,807
Sable International Finance Ltd.
7.125% 10/15/32 (c) (e)	205,000	205,769
Zayo Group Holdings, Inc.
4.000% 3/01/27 (c)	34,000	30,411
		3,133,440
Transportation — 2.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (c)	191,000	177,505
Genesee & Wyoming, Inc.
6.250% 4/15/32 (c)	174,000	178,933
Seaspan Corp.
5.500% 8/01/29 (c)	605,000	576,235

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (c)	$94,000	$97,974
		1,030,647

TOTAL CORPORATE DEBT (Cost $43,091,744)		43,552,133

TOTAL BONDS & NOTES (Cost $48,076,427)		48,556,436

TOTAL LONG-TERM INVESTMENTS (Cost $48,076,427)		48,556,436

	Number of Shares
SHORT-TERM INVESTMENTS — 8.2%
Investment of Cash Collateral from Securities Loaned — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	2,247,465	2,247,465

	Principal Amount
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$1,848,067	1,848,067

TOTAL SHORT-TERM INVESTMENTS (Cost $4,095,532)		4,095,532

TOTAL INVESTMENTS — 106.1% (Cost $52,171,959) (i)		52,651,968

Other Assets/(Liabilities) — (6.1)%		(3,047,269)

NET ASSETS — 100.0%		$49,604,699

Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(b)	Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $238,012 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $36,750,127 or 74.09% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $2,201,128 or 4.44% of net assets. (Note 2).
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Security is perpetual and has no stated maturity date.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,848,145. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,885,200.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.2%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 59.5%
Automobile Asset-Backed Securities — 11.2%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E
2.540% 7/13/27 (a)	$3,800,000	$3,763,983
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	672,002	675,541
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	646,623	621,445
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	3,088,698	3,037,573
Series 2021-3, Class C, 1.470% 1/15/27	532,259	529,530
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,299,900	1,264,587
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	3,043,364	3,014,750
Series 2023-5A, Class A2, 6.200% 4/15/26	106,698	106,756
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	3,368,760	3,307,061
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	2,000,000	1,988,627
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	802,783
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2
6.230% 1/15/27 (a)	882,262	886,922
		19,999,558
Commercial Mortgage-Backed Securities — 3.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.894% FRN 7/15/35 (a)	1,000,000	992,503
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
7.144% FRN 12/15/37 (a)	308,865	308,479
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,563,543
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.462% FRN 7/15/38 (a)	801,932	801,932
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.912% FRN 7/15/38 (a)	1,069,242	1,069,242
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.397% FRN 2/15/39 (a)	700,000	658,321
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.190% FRN 5/25/38 (a)	1,247,166	1,248,721
		6,642,741

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.3%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
5.584% FRN 4/25/36	$757,506	$747,250
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.229% FRN 3/25/37	113,949	112,226
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,175,712	1,180,182
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.139% FRN 1/25/37	76,449	75,397
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.169% FRN 11/25/35 (a)	156,770	155,985
		2,271,040
Other Asset-Backed Securities — 29.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.411% FRN 9/15/41 (a)	37,507	37,088
ACHV ABS Trust
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	956,071	964,152
Series 2023-4CP, Class B, 7.240% 11/25/30 (a)	332,938	334,264
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	84,180	83,307
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	34,397	34,355
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	99,806	99,583
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	7,500,000	7,531,627
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	1,395,781	1,401,221
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,000,000	2,024,623
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,488,226	1,515,148
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	893,602	908,433
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	162,623	161,204
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,081,959	1,047,008
Series 2022-C, Class A, 5.320% 10/17/35 (a)	385,587	385,561
Series 2023-A, Class A, 5.550% 4/17/36 (a)	818,914	820,773
Conn's Receivables Funding LLC, Series 2024-A, Class A
7.050% 1/16/29 (a)	281,121	281,373
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	968,903	970,114
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,753,794	1,642,811
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	3,000,000	3,038,219
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	366,616	367,740
LL ABS Trust, Series 2022-1A, Class B
5.050% 11/15/29 (a)	362,898	362,556
Marlette Funding Trust
Series 2022-2A, Class B, 5.500% 8/15/32 (a)	1,120,209	1,120,452
Series 2023-2A, Class A, 6.040% 6/15/33 (a)	66,096	66,126
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	420,354	407,317
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	174,584	173,488

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	$115,106	$111,939
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,164,184	3,003,557
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,299,571	2,205,485
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	2,653,101	2,628,964
Series 2020-1A, Class B, 4.037% 2/15/28 (a)	538,020	533,451
Pagaya AI Debt Grantor Trust
Series 2024-8, Class A, 5.331% 1/15/32 (a)	5,000,000	5,012,559
Series 2024-5, Class A, 6.278% 10/15/31 (a)	1,337,057	1,355,290
Pagaya AI Debt Trust
Series 2024-4, Class B, 6.539% 8/15/31 (a)	3,353,652	3,400,806
Series 2023-5, Class A, 7.179% 4/15/31 (a)	285,951	286,436
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	800,000	790,832
PVOne LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	959,873	969,135
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	2,303,098	2,324,842
Reach ABS Trust, Series 2024-1A, Class A
6.300% 2/18/31 (a)	534,455	537,406
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	778,778	780,983
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	2,390,000	2,389,206
		52,109,434
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust
2.836% 1/15/50 (a)	1,000,000	992,818
Student Loans Asset-Backed Securities — 6.3%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	105,408	81,740
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,761
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
6.195% FRN 10/25/56 (a)	132,984	129,606
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.971% FRN 6/28/39 (a)	237,615	212,234
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	38,998	38,139
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,395,673	1,269,589
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	217,515	203,697
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
6.545% FRN 7/26/66 (a)	239,350	238,758
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.803% FRN 3/23/37	854,830	826,373
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.821% FRN 1/25/38	436,227	371,652
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.861% FRN 6/25/41	135,247	120,909

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.971% FRN 10/25/40	$870,503	$860,367
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 6/25/41 (a)	375,000	364,962
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.861% FRN 12/15/39	553,074	491,872
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.911% FRN 3/15/40	791,806	718,189
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.821% FRN 1/25/70	175,549	163,580
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	281,809	264,075
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.841% FRN 1/25/41	255,666	238,239
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.931% FRN 1/25/55	219,042	207,637
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 6.081% FRN 1/25/40	227,479	220,069
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.091% FRN 10/25/64	135,403	127,913
SMB Asset-Backed Repackaging Trust, Series 2024-R1, Class M
6.000% 9/15/54 (a)	2,966,667	2,952,317
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 5.931% FRN 1/15/37 (a)	343,000	340,899
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.081% FRN 7/15/36 (a)	481,207	479,559
SoFi Alternative Trust, Series 2019-C, Class PT,
5.240% VRN 1/25/45 (a) (b)	416,050	411,300
		11,345,436
Whole Loan Collateral Collateralized Mortgage Obligations — 7.3%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b)	783,210	713,206
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	1,737,552	1,657,254
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	689,273	657,186
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	5,475,962	5,027,083
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.129% FRN 11/25/36	135,559	136,402
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,168,135	976,394
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.919% FRN 2/25/60 (a)	248,162	239,725
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	577,816	520,517
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	2,156,379	1,950,538
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	540,752	525,226
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	637,083	554,823

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (b)	$85,261	$84,799
		13,043,153

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,077,150)		106,404,180

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 5.6%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.143% 6.356% FRN 3/01/37	56,907	57,682
Whole Loans — 5.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.080% FRN 10/25/41 (a)	1,122,183	1,122,178
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.130% FRN 11/25/41 (a)	1,242,818	1,241,029
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.580% FRN 2/25/42 (a)	1,349,548	1,353,190
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.095% FRN 1/25/50 (a)	328,513	329,939
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.280% FRN 4/25/42 (a)	1,235,537	1,251,129
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.495% FRN 9/25/48 (a)	127,111	127,618
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.230% FRN 6/25/42 (a)	392,533	402,990
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.163% FRN 6/25/43 (a)	793,718	801,733
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.180% FRN 4/25/42 (a)	729,447	734,817
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.780% FRN 4/25/43 (a)	763,546	777,037
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.213% FRN 6/25/42 (a)	1,821,432	1,876,091
		10,017,751

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,006,350)		10,075,433

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds & Notes — 21.1%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	483,236	304,990
0.125% 2/15/52	621,429	386,318
0.250% 2/15/50	734,034	486,983
0.625% 2/15/43	273,608	219,549
0.750% 2/15/42	821,256	684,291
0.750% 2/15/45	1,008,438	805,779
0.875% 2/15/47	586,337	470,624
1.000% 2/15/46	464,601	386,992
1.000% 2/15/48	446,418	366,652
1.000% 2/15/49	312,483	254,811
1.375% 2/15/44	877,214	799,803
1.500% 2/15/53	581,961	525,966

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.125% 2/15/40	$436,563	$455,492
2.125% 2/15/41	430,878	450,764
2.125% 2/15/54	358,694	372,928
2.500% 1/15/29	366,243	381,954
3.375% 4/15/32	442,998	500,374
3.875% 4/15/29	1,549,741	1,710,277
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	1,826,520	1,793,974
0.125% 1/15/30	1,650,362	1,539,692
0.125% 7/15/30	1,410,763	1,311,756
0.125% 1/15/31	1,395,529	1,282,198
0.125% 7/15/31	1,584,252	1,449,207
0.125% 1/15/32	1,475,045	1,333,013
0.250% 7/15/29	1,623,098	1,539,816
0.375% 7/15/27	257,158	250,055
0.500% 1/15/28	1,810,670	1,753,112
0.625% 7/15/32	2,056,807	1,925,688
0.750% 7/15/28 (d)	1,534,950	1,500,842
0.875% 1/15/29	1,370,204	1,337,613
1.125% 1/15/33	1,900,620	1,833,699
1.250% 4/15/28	1,761,648	1,744,931
1.375% 7/15/33	2,019,479	1,990,523
1.625% 10/15/27	2,304,041	2,319,115
1.750% 1/15/34	1,534,830	1,551,850
2.375% 10/15/28	1,643,008	1,706,325
		37,727,956

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,358,131)		37,727,956

TOTAL BONDS & NOTES (Cost $156,441,631)		154,207,569

TOTAL LONG-TERM INVESTMENTS (Cost $156,441,631)		154,207,569

SHORT-TERM INVESTMENTS — 12.6%
Commercial Paper — 11.1%
American Honda Finance Corp.
5.012% 11/12/24	3,000,000	2,982,197
Avangrid, Inc.
5.044% 10/29/24 (a)	3,000,000	2,987,778
EIDP, Inc.
5.753% 12/02/24 (a)	1,000,000	991,616
Evergy Kansas Central, Inc.
4.959% 10/01/24 (a)	3,000,000	2,999,591
NextEra Energy Capital Holdings, Inc.
5.631% 10/04/24 (a)	2,000,000	1,998,904
Penske Truck Leasing Co. LP
5.665% 10/15/24	4,000,000	3,991,543
Volkswagen Financial Services
5.376% 10/10/24 (a)	2,000,000	1,997,255
Walt Disney Co.
5.577% 10/28/24 (a)	2,000,000	1,992,377
		19,941,261

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$2,603,190	$2,603,190

TOTAL SHORT-TERM INVESTMENTS (Cost $22,544,740)		22,544,451

TOTAL INVESTMENTS — 98.8% (Cost $178,986,371) (f)		176,752,020

Other Assets/(Liabilities) — 1.2%		2,151,378

NET ASSETS — 100.0%		$178,903,398

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $118,147,411 or 66.04% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $2,603,300. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,655,402.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Long Bond	12/19/24	9	$(1,137,095)	$19,407
U.S. Treasury Note 10 Year	12/19/24	15	(1,731,279)	17,060
U.S. Treasury Ultra 10 Year	12/19/24	5	(588,890)	(2,594)
U.S. Treasury Ultra Bond	12/19/24	2	(273,370)	7,182
U.S. Treasury Note 2 Year	12/31/24	208	(43,238,159)	(76,216)
U.S. Treasury Note 5 Year	12/31/24	20	(2,192,969)	(4,687)
				$(39,848)

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$427	$—	$427
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	(1,320)	—	(1,320)
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	3,656	—	3,656
							$2,763	$—	$2,763

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	11/26/24	USD	30,642,940	$1,513,483	$—	$1,513,483
Fed Funds + 23.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/30/25	USD	37,598,528	863,793	—	863,793
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/24	USD	38,000,000	2,561,878	—	2,561,878
Fed Funds + 25.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/25	USD	31,881,878	478,602	—	478,602
								$5,417,756	$—	$5,417,756

Currency Legend

USD	U.S. Dollar

MML iShares® 60/40 Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	46,307	$2,438,527
iShares 20+ Year Treasury Bond ETF	9,905	971,681
iShares Broad USD High Yield Corporate Bond ETF	12,956	487,793
iShares Core Dividend Growth ETF	23,470	1,471,334
iShares Core International Aggregate Bond ETF	4,704	243,761
iShares Core MSCI Emerging Markets ETF	16,770	962,766
iShares Core MSCI International Developed Markets ETF	89,358	6,329,227
iShares Core S&P 500 ETF	7,653	4,414,403
iShares Core S&P Mid-Cap ETF	15,679	977,115
iShares Core S&P Total U.S. Stock Market ETF	120,911	15,188,840
iShares Core U.S. Aggregate Bond ETF	151,503	15,342,709

TOTAL EXCHANGE-TRADED FUNDS (Cost $44,016,122)		48,828,156

TOTAL LONG-TERM INVESTMENTS (Cost $44,016,122)		48,828,156

TOTAL INVESTMENTS — 99.9% (Cost $44,016,122) (a)		48,828,156

Other Assets/(Liabilities) — 0.1%		24,485

NET ASSETS — 100.0%		$48,852,641

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares® 80/20 Allocation Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	81,947	$4,315,329
iShares 20+ Year Treasury Bond ETF	8,764	859,748
iShares Broad USD High Yield Corporate Bond ETF	22,927	863,201
iShares Core Dividend Growth ETF (a)	41,533	2,603,704
iShares Core International Aggregate Bond ETF (a)	16,650	862,803
iShares Core MSCI Emerging Markets ETF	74,191	4,259,305
iShares Core MSCI International Developed Markets ETF (a)	182,459	12,923,571
iShares Core S&P 500 ETF	12,039	6,944,336
iShares Core S&P Mid-Cap ETF	55,493	3,458,324
iShares Core S&P Total U.S. Stock Market ETF	310,601	39,017,698
iShares Core U.S. Aggregate Bond ETF	102,134	10,343,110

TOTAL EXCHANGE-TRADED FUNDS (Cost $73,397,816)		86,451,129

TOTAL LONG-TERM INVESTMENTS (Cost $73,397,816)		86,451,129

SHORT-TERM INVESTMENTS — 1.8%
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,432,575	1,432,575

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$106,745	106,745

TOTAL SHORT-TERM INVESTMENTS (Cost $1,539,320)		1,539,320

TOTAL INVESTMENTS — 101.7% (Cost $74,937,136) (d)		87,990,449

Other Assets/(Liabilities) — (1.7)%		(1,478,766)

NET ASSETS — 100.0%		$86,511,683

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $1,416,110 or 1.64% of net assets. The Fund received $12,764 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $106,749. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $109,049.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.2%

CORPORATE DEBT — 39.8%
Aerospace & Defense — 0.5%
Boeing Co.
5.930% 5/01/60	$605,000	$579,510
6.858% 5/01/54 (a)	714,000	783,693
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	1,525,000	1,660,768
		3,023,971
Agriculture — 0.3%
Imperial Brands Finance PLC
5.875% 7/01/34 (a)	750,000	779,719
Reynolds American, Inc.
5.850% 8/15/45	985,000	985,458
		1,765,177
Airlines — 0.2%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	249,760	246,314
Series 2024-1, Class AA, 5.450% 8/15/38	834,000	867,943
		1,114,257
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
5.303% 9/06/29	1,565,000	1,557,632
General Motors Co.
5.150% 4/01/38	800,000	766,935
		2,324,567
Banks — 6.9%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,223,415
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,475,000	1,434,883
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,982,809
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,300,000	1,295,620
5 yr. CMT + 5.431% 8.000% VRN (b)	1,382,000	1,455,372
BNP Paribas SA 5 yr. CMT + 3.196%
4.625% VRN (a) (b)	1,075,000	1,018,696
BPCE SA, (Acquired 10/12/21, Cost $1,860,000), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	1,860,000	1,602,500
Citigroup, Inc. 10 yr. CMT + 2.757%
7.000% VRN (b)	1,167,000	1,248,816
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	3,105,000	3,206,280

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 1 day USD SOFR + 1.210%
5.049% VRN 7/23/30	$800,000	$820,860
HSBC Holdings PLC
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,224,000	1,289,396
5 yr. CMT + 3.298% 6.875% VRN (b)	754,000	776,701
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (b)	1,950,000	1,951,632
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,000,000	919,749
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (b)	900,000	908,229
5 yr. CMT + 3.913% 8.000% VRN (b) (d)	975,000	1,044,583
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,440,000	3,007,846
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	1,062,671
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,337,553
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,638,038
NatWest Group PLC 5 yr. CMT + 5.625%
6.000% VRN (b)	1,950,000	1,948,989
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b)	545,000	540,145
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,400,000	1,337,592
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b) (d)	1,900,000	1,919,158
SVB Financial Group, 5 yr. CMT + 3.074%,
4.250% (b) (e)	298,000	372
Synovus Bank
5.625% 2/15/28	1,563,000	1,571,448
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	2,781,000	2,983,490
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (b)	1,044,000	1,089,626
		43,616,469
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	438,817
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	407,586
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,603,773
5.000% 5/01/42	360,000	352,484
		2,802,660
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	982,000	1,031,677
5.750% 3/02/63	700,000	738,870
		1,770,547
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	700,000	722,996

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LYB International Finance III LLC
4.200% 5/01/50	$1,475,000	$1,211,206
		1,934,202
Computers — 0.3%
Kyndryl Holdings, Inc.
2.700% 10/15/28	1,150,000	1,065,103
6.350% 2/20/34	568,000	607,241
		1,672,344
Diversified Financial Services — 2.4%
AerCap Holdings NV 5 yr. CMT + 4.535%
5.875% VRN 10/10/79 (d)	1,350,000	1,349,974
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	1,965,000	1,773,410
5 yr. CMT + 2.720% 6.950% VRN 3/10/55	211,000	218,762
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,275,049
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,511,052
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,079,216
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,680,000	1,568,793
BGC Group, Inc.
6.600% 6/10/29	1,575,000	1,629,241
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,195,000	1,047,030
4.125% 10/07/51 (a)	462,000	347,687
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b)	2,000,000	1,918,378
Voya Financial, Inc.
5.000% 9/20/34	415,000	412,683
		15,131,275
Electric — 2.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55	1,554,000	1,634,871
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	239,000	278,593
Duke Energy Florida LLC
6.200% 11/15/53	660,000	758,400
Emera, Inc. 3 mo. USD LIBOR + 5.440%
6.750% VRN 6/15/76	1,625,000	1,634,376
Entergy Mississippi LLC
5.850% 6/01/54	765,000	828,798
Entergy Texas, Inc.
5.800% 9/01/53	1,185,000	1,265,762
IPALCO Enterprises, Inc.
5.750% 4/01/34	547,000	572,999
MidAmerican Energy Co.
5.300% 2/01/55	492,000	508,535
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,190,612
RWE Finance US LLC
5.875% 4/16/34 (a)	1,575,000	1,646,696

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	$1,366,000	$1,298,806
5 yr. CMT + 4.550% 4.875% VRN (b)	1,025,000	1,013,998
Tampa Electric Co.
4.450% 6/15/49	450,000	405,922
Virginia Electric & Power Co.
5.350% 1/15/54	931,000	952,021
		13,990,389
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.279% 3/15/32	2,100,000	1,865,497
5.141% 3/15/52	825,000	636,302
		2,501,799
Food — 1.0%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	2,300,000	2,102,774
The Kroger Co.
5.000% 9/15/34	976,000	984,139
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,465,952
3.000% 10/15/30 (a)	943,000	845,202
4.250% 2/01/27 (a)	1,145,000	1,125,993
		6,524,060
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,418,387
NiSource, Inc.
5.800% 2/01/42	950,000	976,211
		2,394,598
Health Care - Services — 0.6%
Cigna Group
4.800% 7/15/46	880,000	823,979
HCA, Inc.
5.900% 6/01/53	1,470,000	1,533,445
Humana, Inc.
5.750% 4/15/54	808,000	827,050
UnitedHealth Group, Inc.
5.750% 7/15/64	914,000	986,669
		4,171,143
Insurance — 7.7%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,200,000	4,045,774
Allstate Corp., (Acquired 11/30/18, Cost $2,909,256), 3 mo. USD Term SOFR + 3.200%
8.318% VRN 8/15/53 (c)	2,885,000	2,899,425
Arthur J Gallagher & Co.
5.750% 7/15/54	565,000	589,760
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,725,648

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding
2.673% 6/07/31 (a)	$2,505,000	$2,166,915
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,258,387
CNO Financial Group, Inc.
6.450% 6/15/34	1,520,000	1,606,818
CNO Global Funding
2.650% 1/06/29 (a)	1,376,000	1,259,208
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	3,281,000	3,396,360
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	1,977,000	1,844,113
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (d)	2,200,000	2,174,007
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b) (d)	885,000	876,597
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	1,545,000	1,608,772
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	987,000	867,178
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,929,551
6.750% 3/15/54 (a)	408,000	434,117
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	678,000	707,718
Hill City Funding Trust
4.046% 8/15/41 (a)	2,400,000	1,982,850
Jackson National Life Global Funding
4.600% 10/01/29 (a) (f)	900,000	897,634
5.600% 4/10/26 (a)	1,392,000	1,411,975
Kemper Corp.
3.800% 2/23/32	875,000	795,381
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,381,000	1,306,432
Markel Group, Inc.
6.000% 5/16/54	1,380,000	1,467,321
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	806,566
Pine Street Trust III
6.223% 5/15/54 (a)	1,615,000	1,750,736
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,317,118
4.450% 5/12/27 (a)	231,000	228,554
4.750% 4/08/32 (a)	805,000	756,987
USF&G Capital I
8.500% 12/15/45 (a)	885,000	917,563
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
7.102% FRN 1/08/29 (a)	3,016,000	3,012,381
		49,041,846
Internet — 0.1%
Netflix, Inc.
5.400% 8/15/54 (d)	503,000	532,485
Investment Companies — 3.3%
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,194,006
3.950% 7/15/26 (a)	3,005,000	2,921,622
8.500% 5/18/25 (a)	720,000	730,200
ARES Capital Corp.
5.875% 3/01/29	990,000	1,013,786

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ARES Strategic Income Fund
6.350% 8/15/29 (a)	$1,918,000	$1,960,633
Blackstone Private Credit Fund
2.625% 12/15/26	3,425,000	3,238,512
Blackstone Secured Lending Fund
2.750% 9/16/26	875,000	836,119
5.875% 11/15/27	720,000	732,124
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,945,000	1,908,434
5.800% 3/15/30 (a)	1,625,000	1,609,541
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	1,295,000	1,301,063
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	834,575
6.000% 7/15/29	1,322,000	1,343,249
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (d)	1,115,000	1,135,095
		20,758,959
Lodging — 0.1%
Las Vegas Sands Corp.
6.200% 8/15/34	775,000	811,524
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,250,000	1,006,937
6.484% 10/23/45	1,485,000	1,432,571
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	836,000	773,288
6.875% 4/30/36	1,100,000	1,114,612
Time Warner Cable LLC
6.750% 6/15/39	985,000	986,432
		5,313,840
Mining — 0.1%
Anglo American Capital PLC
5.750% 4/05/34 (a)	971,000	1,013,649
Oil & Gas — 2.0%
BP Capital Markets PLC 5 yr. CMT + 2.153%
6.450% VRN (b) (d)	663,000	697,431
EQT Corp.
7.000% STEP 2/01/30	1,420,000	1,550,379
Helmerich & Payne, Inc.
5.500% 12/01/34 (a)	1,600,000	1,558,527
Occidental Petroleum Corp.
6.050% 10/01/54	1,598,000	1,622,371
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,133,631
6.500% 2/01/38	545,000	584,017
7.100% 7/15/53	1,403,000	1,581,204
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,435,000	1,381,715
5.150% 11/15/29	1,225,000	1,209,698
Petroleos Mexicanos
5.350% 2/12/28	665,000	621,449
6.375% 1/23/45	595,000	414,736

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 3/13/27	$585,000	$573,664
6.625% 6/15/35	140,000	114,311
		13,043,133
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,506,000	1,189,536
Pharmaceuticals — 0.9%
CVS Health Corp.
5.050% 3/25/48	455,000	415,292
5.875% 6/01/53	1,050,000	1,068,523
6.125% 9/15/39	560,000	590,468
CVS Pass-Through Trust
5.926% 1/10/34 (a)	815,385	829,043
7.507% 1/10/32 (a)	654,776	698,105
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,325,000	2,040,931
		5,642,362
Pipelines — 1.6%
Energy Transfer LP
5.950% 5/15/54	660,000	675,478
5 yr. CMT + 5.306% 7.125% VRN (b)	1,575,000	1,608,902
EnLink Midstream LLC
5.650% 9/01/34	921,000	951,645
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	562,130
5.450% 6/01/47	1,125,000	1,063,871
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	1,250,000	1,232,995
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.490% VRN (b)	2,345,000	2,334,897
Western Midstream Operating LP
5.450% 11/15/34	1,590,000	1,593,361
		10,023,279
Private Equity — 1.4%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,493,713
Brookfield Finance, Inc.
5.968% 3/04/54	1,371,000	1,489,032
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,103,454
3.375% 1/20/27	1,745,000	1,661,350
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	520,206
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,271,000	896,845
		9,164,600
Real Estate Investment Trusts (REITS) — 3.4%
Agree LP
5.625% 6/15/34	550,000	575,371
Broadstone Net Lease LLC
2.600% 9/15/31	2,120,000	1,783,169

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EPR Properties
3.600% 11/15/31	$876,000	$780,893
3.750% 8/15/29	675,000	631,203
4.500% 6/01/27	2,565,000	2,527,537
Equinix Europe 2 Financing Corp. LLC
5.500% 6/15/34 (d)	1,132,000	1,187,843
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,446,999
Kimco Realty OP LLC
4.125% 12/01/46	460,000	379,753
4.450% 9/01/47	800,000	692,550
Omega Healthcare Investors, Inc.
3.625% 10/01/29	1,900,000	1,790,664
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	839,490
9.250% 7/20/28	772,000	864,007
Service Properties Trust
4.950% 10/01/29 (d)	1,155,000	917,388
Store Capital LLC
4.500% 3/15/28	2,075,000	2,036,106
4.625% 3/15/29	1,700,000	1,666,417
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,314,555
		21,433,945
Semiconductors — 0.1%
Intel Corp.
5.600% 2/21/54	650,000	633,510
Software — 0.6%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	759,223
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,515,368
Oracle Corp.
5.375% 9/27/54	1,625,000	1,624,007
		3,898,598
Telecommunications — 0.9%
AT&T, Inc.
3.550% 9/15/55	3,953,000	2,891,361
Cisco Systems, Inc.
5.300% 2/26/54	248,000	263,125
Sprint Capital Corp.
8.750% 3/15/32	1,250,000	1,549,901
T-Mobile USA, Inc.
6.000% 6/15/54	974,000	1,073,139
		5,777,526

TOTAL CORPORATE DEBT (Cost $257,156,569)		253,016,250

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Commercial Mortgage-Backed Securities — 8.2%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (g)	2,100,000	1,165,385

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (g)	$2,200,000	$1,698,413
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (g)	3,587,000	2,559,900
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (g)	2,500,000	1,560,692
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (g)	12,518,000	10,257,970
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (g)	2,800,000	2,194,605
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
7.012% FRN 6/15/38 (a)	1,665,802	1,655,409
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	500,000	476,727
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (a) (g)	1,600,000	1,212,478
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	724,758
Series 2015-CR23, Class C, 4.408% VRN 5/10/48 (g)	1,000,000	944,390
Series 2014-LC17, Class C, 4.684% VRN 10/10/47 (g)	2,106,252	2,055,386
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.462% FRN 10/15/43 (a)	2,629,000	2,330,935
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.962% FRN 10/15/43 (a)	908,000	746,148
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
7.462% FRN 7/15/38 (a)	1,782,071	1,782,071
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.965% FRN 8/15/38 (a)	1,586,968	1,552,170
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.847% FRN 2/15/39 (a)	2,900,000	2,810,571
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.197% FRN 2/15/39 (a)	5,000,000	4,826,468
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.397% FRN 2/15/39 (a)	4,100,000	3,855,882
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.962% FRN 3/15/38 (a)	1,534,715	1,487,795
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	623,496
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (g)	2,253,000	1,416,800
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
6.812% FRN 4/15/38 (a)	1,342,203	1,334,708
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.312% FRN 7/15/39 (a)	3,761,000	2,626,136
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	377,438
		52,276,731
Home Equity Asset-Backed Securities — 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.169% FRN 11/25/35 (a)	443,281	441,062
Other Asset-Backed Securities — 11.4%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	772,504	694,007

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472%
6.773% FRN 10/15/34 (a)	$2,000,000	$2,000,866
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.829% FRN 4/26/35 (a)	1,750,000	1,755,056
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	2,000,000	2,006,048
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
6.782% FRN 1/20/33 (a)	1,250,000	1,250,531
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
6.789% FRN 7/10/37 (a)	1,000,000	1,002,650
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.599% FRN 4/18/35 (a)	750,000	750,187
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
6.844% FRN 7/25/37 (a)	1,700,000	1,704,359
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
6.827% FRN 7/20/37 (a)	2,000,000	2,013,544
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.901% FRN 10/15/31 (a)	2,000,000	2,002,674
Carlyle US CLO Ltd., Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.962%
7.263% FRN 7/15/34 (a)	1,400,000	1,402,569
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	451,269	409,050
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	391,450	348,541
CAUTO, Series 2024-3A, Class A1
4.400% 10/15/54 (a) (f) (h)	1,000,000	983,209
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
6.778% FRN 7/16/37 (a)	2,650,000	2,656,736
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.783% FRN 10/15/36 (a)	2,000,000	2,001,394
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962%
7.263% FRN 1/15/35 (a)	1,400,000	1,400,000
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
7.048% FRN 5/20/36 (a)	500,000	501,111
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
6.721% FRN 11/22/31 (a)	1,000,000	1,000,571
GoldenTree Loan Management US CLO 11 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.392%
6.674% FRN 10/20/34 (a)	1,000,000	1,001,553
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,431,697	1,262,262
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	371,666	347,750
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	621,686	579,276

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.982% FRN 1/20/31 (a)	$1,290,000	$1,290,645
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	293,100	265,940
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	338,154	301,458
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	98,597	88,445
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	380,079	349,012
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	79,264	72,995
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	596,709	564,348
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912%
7.194% FRN 10/22/34 (a)	2,000,000	2,002,950
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
6.832% FRN 7/20/36 (a)	1,350,000	1,351,459
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,414,142	1,308,143
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.163% FRN 7/15/30 (a)	1,665,000	1,668,205
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
6.680% FRN 1/19/34 (a)	2,250,000	2,252,545
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,262,275
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	594,774
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.729% FRN 4/18/36 (a)	700,000	702,206
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.881% FRN 4/15/37 (a)	1,000,000	1,005,520
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	131,489	124,933
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	115,446	113,011
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.213% FRN 7/15/34 (a)	1,800,000	1,802,986
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.213% FRN 10/14/35 (a)	1,350,000	1,353,241
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,157,914
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,195,000	1,127,409
OCP CLO Ltd.
Series 2018-15A, Class A1, 3 mo. USD Term SOFR + 1.362% 6.644% FRN 7/20/31 (a)	210,975	211,039
Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700% 7.024% FRN 7/16/35 (a)	1,750,000	1,751,752
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	266,350	263,927
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.394% FRN 10/20/34 (a)	450,000	450,679

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.687% FRN 10/30/34 (a)	$1,000,000	$1,002,319
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
7.094% FRN 4/20/34 (a)	1,500,000	1,501,303
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.703% FRN 10/15/35 (a)	1,000,000	1,001,286
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD Term SOFR + 1.352%
6.653% FRN 1/15/30 (a)	993,980	995,188
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.151% FRN 1/15/37 (a)	750,000	750,581
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.313% FRN 1/15/37 (a)	500,000	500,580
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	335,028	321,243
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.532% FRN 4/20/35 (a)	1,500,000	1,510,350
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	25,994	25,792
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	374,362	340,845
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,070,961	1,102,421
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	2,000,000	2,009,362
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,347,366	2,245,354
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,121,453	1,042,633
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	442,487	401,813
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.194% FRN 10/20/32 (a)	1,000,000	1,000,806
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,425,798	1,354,026
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
7.144% FRN 1/20/35 (a)	500,000	500,342
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,403,935	697,366
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	477,889	473,059
		72,288,424
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	991,637	922,557
Series 2019-A, Class C, 4.460% 12/28/48 (a)	665,957	633,720
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
6.895% FRN 6/25/48 (a)	1,200,000	1,203,834
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.895% FRN 10/25/56 (a)	1,100,000	1,064,880
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	374,434	362,373
Higher Education Funding I

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (g)	$450,000	$387,252
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (g)	450,000	387,149
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,735,159
Series 2005-4, Class A4R1, 6.448% FRN 3/22/32 (g)	110,000	109,228
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 6.795% FRN 4/25/67 (a)	3,250,000	3,111,089
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	1,454,838	1,363,285
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.911% FRN 1/25/44	932,336	888,071
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,510,931
SoFi Alternative Trust, Series 2019-C, Class PT,
5.240% VRN 1/25/45 (a) (g)	1,303,622	1,288,740
		15,968,268
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.643% VRN 8/25/34 (g)	3,441	3,427
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (g)	1,330,000	978,086
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (g)	3,415,002	2,842,322
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (g)	1,881,829	1,581,545
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (g)	2,208,826	1,838,416
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (g)	5,400,000	4,149,709
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (g)	2,448,000	1,818,921
Verus Securitization Trust, Series 2021-3, Class M1,
2.397% VRN 6/25/66 (a) (g)	3,640,000	2,672,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.925% VRN 11/25/48 (a) (g)	21,824	21,105
		15,906,299
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (g)	1,249,848	1,040,255

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $175,187,388)		157,921,039

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,397,226

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,899)		1,397,226

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 31.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$8,727	$9,048
Pass-Through Securities — 31.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,940,402	1,625,802
Pool #RA4255 2.000% 1/01/51	3,944,910	3,310,248
Pool #RA5576 2.500% 7/01/51	7,012,951	6,124,636
Pool #SD0905 3.000% 3/01/52	3,040,508	2,745,460
Pool #J13972 3.500% 1/01/26	2,266	2,248
Pool #C91344 3.500% 11/01/30	27,082	26,702
Pool #C91424 3.500% 1/01/32	18,500	18,216
Pool #RA2483 3.500% 6/01/50	3,320,587	3,118,049
Pool #SD1523 4.000% 8/01/52	4,740,408	4,592,281
Pool #SD1603 4.000% 9/01/52	3,069,903	2,960,545
Pool #C91239 4.500% 3/01/29	1,189	1,194
Pool #C91251 4.500% 6/01/29	8,323	8,364
Pool #SD8266 4.500% 11/01/52	1,793,236	1,763,378
Pool #C90939 5.500% 12/01/25	1,603	1,622
Pool #D97258 5.500% 4/01/27	992	1,003
Pool #C91026 5.500% 4/01/27	5,373	5,437
Pool #C91074 5.500% 8/01/27	600	608
Pool #D97417 5.500% 10/01/27	4,503	4,578
Pool #C91128 5.500% 12/01/27	457	465
Pool #C91148 5.500% 1/01/28	13,418	13,634
Pool #C91176 5.500% 5/01/28	5,163	5,263
Pool #C91217 5.500% 11/01/28	2,314	2,358
Pool #SD4364 5.500% 10/01/53	5,195,721	5,292,511
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	5,843,062	5,099,283
Pool #FM8596 2.500% 9/01/51	1,855,647	1,620,597
Pool #FM9104 2.500% 10/01/51	5,392,018	4,705,653
Pool #FM9227 2.500% 10/01/51	3,911,276	3,401,176
Pool #FS3035 2.500% 4/01/52	8,209,180	7,182,168
Pool #MA3029 3.000% 6/01/32	828,199	806,953
Pool #MA3090 3.000% 8/01/32	341,997	333,033
Pool #AO8180 3.000% 9/01/42	8,562	7,951
Pool #AB7397 3.000% 12/01/42	55,173	51,200
Pool #AB7401 3.000% 12/01/42	44,279	41,134
Pool #AP8668 3.000% 12/01/42	65,993	61,222
Pool #AR1975 3.000% 12/01/42	12,516	11,628
Pool #AR0306 3.000% 1/01/43	3,608	3,349
Pool #AR5391 3.000% 1/01/43	14,963	13,870
Pool #AL3215 3.000% 2/01/43	43,087	39,978
Pool #AR4109 3.000% 2/01/43	50,182	46,517
Pool #AR4432 3.000% 3/01/43	20,266	18,791
Pool #AT0169 3.000% 3/01/43	97,338	90,278
Pool #AB8809 3.000% 3/01/43	22,754	21,121
Pool #MA1368 3.000% 3/01/43	85,431	79,246
Pool #AR2174 3.000% 4/01/43	84,644	78,485
Pool #FS1075 3.000% 3/01/52	3,110,270	2,826,009
Pool #CB3304 3.000% 4/01/52	4,799,703	4,361,037
Pool #CB3305 3.000% 4/01/52	5,782,028	5,246,355
Pool #AS1304 3.500% 12/01/28	259,242	256,141
Pool #MA1356 3.500% 2/01/43	3,096,251	2,947,317

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA6096 3.500% 6/01/50	$3,686,707	$3,437,644
Pool #FM4017 3.500% 8/01/50	242,701	227,898
Pool #CB3842 3.500% 6/01/52	9,458,760	8,876,654
Pool #AA3980 4.500% 4/01/28	7,091	7,059
Pool #CA1909 4.500% 6/01/48	1,685,389	1,681,554
Pool #CB3866 4.500% 6/01/52	5,310,488	5,255,257
Pool #CB4129 4.500% 7/01/52	4,780,409	4,711,271
Pool #AD6437 5.000% 6/01/40	146,069	149,949
Pool #AD6996 5.000% 7/01/40	921,760	946,582
Pool #AL8173 5.000% 2/01/44	372,203	382,562
Pool #AD0836 5.500% 11/01/28	11,205	11,374
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	504	503
Pool #480539 7.000% 4/15/29	46	47
Pool #488634 7.000% 5/15/29	1,005	1,026
Pool #500928 7.000% 5/15/29	1,859	1,907
Pool #510083 7.000% 7/15/29	96	98
Pool #493723 7.000% 8/15/29	1,417	1,457
Pool #581417 7.000% 7/15/32	2,388	2,436
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,798,915	1,648,093
Pool #MA6283 3.000% 11/20/49	3,262,445	2,986,880
Pool #MA6409 3.000% 1/20/50	3,367,361	3,082,934
Pool #MA4321 3.500% 3/20/47	2,011,161	1,908,884
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	331	329
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	183	182
Pool #MA8429 5.500% 11/20/52	5,127,429	5,184,401
Government National Mortgage Association II, TBA
2.500% 10/20/54 (f)	13,050,000	11,494,906
3.000% 10/20/54 (f)	9,125,000	8,321,745
3.500% 10/20/54 (f)	5,770,000	5,423,698
4.500% 10/20/54 (f)	2,000,000	1,974,528
5.000% 10/20/54 (f)	10,000,000	10,018,441
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/54 (f)	6,925,000	5,726,109
3.500% 10/01/54 (f)	2,000,000	1,863,047
4.000% 10/01/54 (f)	4,650,000	4,465,635
5.000% 10/01/54 (f)	19,600,000	19,584,688
5.500% 10/01/54 (f)	13,400,000	13,556,508
6.000% 10/01/54 (f)	6,000,000	6,131,485
		200,042,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $206,861,194)		200,051,913

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds & Notes — 2.8%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	12,500,000	8,656,455

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
1.375% 10/31/28	$10,300,000	$9,442,308
		18,098,763

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,519,991)		18,098,763

TOTAL BONDS & NOTES (Cost $658,371,041)		630,485,191

TOTAL LONG-TERM INVESTMENTS (Cost $658,371,041)		630,485,191

SHORT-TERM INVESTMENTS — 15.4%
Commercial Paper — 14.2%
Alimentation Couche-Tard, Inc.
5.039% 10/11/24 (a)	7,500,000	7,488,514
American Honda Finance Corp.
5.012% 11/12/24	5,000,000	4,970,330
Avangrid, Inc.
5.025% 11/04/24 (a)	8,000,000	7,960,616
CRH America Finance, Inc.
5.676% 10/07/24 (a)	8,000,000	7,992,331
EIDP, Inc.
5.753% 12/02/24 (a)	1,000,000	991,616
Evergy Kansas Central, Inc.
4.959% 10/01/24 (a)	7,000,000	6,999,045
Magna International, Inc.
5.026% 10/29/24 (a)	10,000,000	9,959,746
Microchip Technology, Inc.
5.460% 10/18/24 (a)	7,000,000	6,982,169
Mosaic Co.
5.054% 10/15/24 (a)	2,000,000	1,995,855
NextEra Energy Capital Holdings, Inc.
5.631% 10/04/24 (a)	5,000,000	4,997,260
Penske Truck Leasing Co. LP
5.665% 10/15/24	13,000,000	12,972,516
Volkswagen Financial Services
5.040% 10/23/24 (a)	10,000,000	9,968,146
Walt Disney Co.
5.577% 10/28/24 (a)	3,000,000	2,988,565
WRKCo, Inc.
5.402% 10/03/24 (a)	4,000,000	3,998,361
		90,265,070

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	5,475,695	5,475,695

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (l)	$1,937,818	1,937,818

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $97,686,812)		$97,678,583

TOTAL INVESTMENTS — 114.6% (Cost $756,057,853) (m)		728,163,774

Other Assets/(Liabilities) — (14.6)%		(92,873,762)

NET ASSETS — 100.0%		$635,290,012

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $305,866,311 or 48.15% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $4,501,925 or 0.71% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $6,598,744 or 1.04% of net assets. The Fund received $1,270,040 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $372 or 0.00% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $983,209 or 0.15% of net assets.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $1,937,900. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,976,681.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/24	231	$28,820,413	$(133,100)
U.S. Treasury Ultra 10 Year	12/19/24	37	4,372,369	4,615
U.S. Treasury Ultra Bond	12/19/24	91	12,202,842	(91,311)
U.S. Treasury Note 2 Year	12/31/24	79	16,434,120	17,013
U.S. Treasury Note 5 Year	12/31/24	337	36,995,380	35,128
				$(167,655)
Short
U.S. Treasury Ultra 10 Year	12/19/24	27	$(3,183,749)	$(10,267)

MML Short-Duration Bond Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 86.4%

CORPORATE DEBT — 45.9%
Aerospace & Defense — 0.5%
Boeing Co.
6.298% 5/01/29 (a)	$615,000	$647,034
Agriculture — 0.2%
Imperial Brands Finance PLC
5.500% 2/01/30 (a)	218,000	225,048
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC
5.303% 9/06/29	295,000	293,611
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	317,233
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	321,768
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	685,000	641,979
		1,574,591
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.
4.950% 8/15/29 (b)	109,000	110,814
Banks — 9.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	622,220
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a)	300,000	305,406
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	635,245
Bank Negara Indonesia Persero Tbk. PT
5.280% 4/05/29 (a)	350,000	357,913
Bank of America Corp.
3.950% 4/21/25	178,000	177,115
Barclays PLC
5.200% 5/12/26	305,000	306,903
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	295,000	306,873
BPCE SA, (Acquired 10/10/23, Cost $500,000), 1 day USD SOFR + 1.980%
6.612% VRN 10/19/27 (a) (c)	500,000	519,055
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a)	375,000	398,750
Danske Bank AS
1 yr. CMT + 0.730% 1.549% VRN 9/10/27 (a)	485,000	459,818
1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a)	275,000	275,911
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	450,000	464,678
HDFC Bank Ltd.
5.196% 2/15/27 (a)	250,000	253,658
HSBC Holdings PLC

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.430% 2.999% VRN 3/10/26	$430,000	$425,990
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28	310,000	335,605
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30	295,000	305,326
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27	445,000	421,498
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	810,482
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	245,000	244,502
4.350% 9/08/26	400,000	400,960
NatWest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	345,000	328,856
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30	310,000	312,462
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	502,860
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	191,085
Synovus Bank
5.625% 2/15/28	523,000	525,827
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29	305,000	334,318
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	400,000	382,914
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29	310,000	322,525
		10,928,755
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	376,316
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	379,989
		756,305
Chemicals — 1.7%
Celanese US Holdings LLC
6.165% 7/15/27	200,000	207,241
6.350% 11/15/28	305,000	322,027
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	449,437
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	657,000	622,014
Yara International ASA
4.750% 6/01/28 (a)	450,000	448,660
		2,049,379
Commercial Services — 1.1%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	356,000	365,072
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	908,647
		1,273,719

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.8%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	$577,000	$604,247
Kyndryl Holdings, Inc.
2.700% 10/15/28	350,000	324,162
		928,409
Diversified Financial Services — 1.8%
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29	275,000	290,706
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	325,000	321,638
5.750% 11/15/29 (a)	305,000	314,796
BGC Group, Inc.
4.375% 12/15/25	505,000	500,215
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	279,541
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	74,000	77,019
REC Ltd.
2.250% 9/01/26 (a)	400,000	382,467
		2,166,382
Electric — 1.4%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	339,455
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	247,406
Engie SA
5.250% 4/10/29 (a)	600,000	619,925
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	227,977
Pacific Gas & Electric Co.
5.550% 5/15/29	275,000	285,652
		1,720,415
Engineering & Construction — 0.1%
MasTec, Inc.
5.900% 6/15/29	148,000	154,452
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.054% 3/15/29	750,000	710,501
Food — 1.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	860,000	822,786
The Kroger Co.
4.650% 9/15/29	308,000	309,701
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	762,135
		1,894,622

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.6%
Suzano International Finance BV
4.000% 1/14/25	$700,000	$696,894
Hand & Machine Tools — 0.5%
Regal Rexnord Corp.
6.050% 2/15/26	325,000	330,014
6.050% 4/15/28	300,000	311,916
		641,930
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/27 (a)	200,000	205,520
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (b)	200,000	202,281
Insurance — 4.3%
Athene Global Funding
2.500% 1/14/25 (a)	420,000	416,718
3.205% 3/08/27 (a)	212,000	203,400
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	275,000	284,060
CNO Global Funding
1.750% 10/07/26 (a)	714,000	676,460
2.650% 1/06/29 (a)	350,000	320,293
Enstar Group Ltd.
4.950% 6/01/29	625,000	628,456
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	652,154
Jackson National Life Global Funding
4.600% 10/01/29 (a) (d)	155,000	154,593
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303),
3.800% 3/01/28 (b) (c)	350,000	343,594
RGA Global Funding
5.448% 5/24/29 (a)	381,000	396,643
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,063,000	1,051,744
		5,128,115
Investment Companies — 5.3%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	290,307
3.950% 7/15/26 (a)	605,000	588,213
ARES Capital Corp.
2.875% 6/15/28	250,000	230,589
5.875% 3/01/29	100,000	102,403
5.950% 7/15/29	305,000	313,066
ARES Strategic Income Fund
6.350% 8/15/29 (a)	538,000	549,959
Blackstone Private Credit Fund
2.625% 12/15/26	490,000	463,320
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	334,448
5.875% 11/15/27	139,000	141,341

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Owl Credit Income Corp.
4.700% 2/08/27	$650,000	$637,780
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	627,000	629,936
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	256,063
6.000% 7/15/29	621,000	630,981
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (b)	305,000	310,497
6.750% 1/30/29 (a)	368,000	381,175
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	409,336
		6,269,414
Lodging — 0.4%
Las Vegas Sands Corp.
6.000% 8/15/29	516,000	536,229
Machinery - Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	680,000	654,036
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a) (b)	350,000	344,476
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	475,000	422,919
Paramount Global
3.700% 6/01/28	675,000	640,467
		1,407,862
Mining — 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	550,000	548,673
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	295,000	298,991
Oil & Gas — 2.0%
Helmerich & Payne, Inc.
4.850% 12/01/29 (a)	585,000	577,000
Occidental Petroleum Corp.
5.200% 8/01/29	295,000	299,897
Ovintiv, Inc.
5.375% 1/01/26	275,000	276,835
Parkland Corp.
5.875% 7/15/27 (a)	193,000	192,503
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	659,564
QatarEnergy LNG S3
5.838% 9/30/27 (a)	411,450	417,222
		2,423,021

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.3%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a)	$290,000	$299,589
Pharmaceuticals — 1.3%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	325,000	320,749
Hikma Finance USA LLC
3.250% 7/09/25 (a)	675,000	664,372
Viatris, Inc.
2.300% 6/22/27	650,000	612,473
		1,597,594
Pipelines — 1.0%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	286,837
Enbridge, Inc.
5.300% 4/05/29	300,000	310,630
EQM Midstream Partners LP
5.500% 7/15/28	300,000	304,022
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	239,458
		1,140,947
Private Equity — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	529,213
3.375% 1/20/27	270,000	257,057
		786,270
Real Estate Investment Trusts (REITS) — 4.3%
CubeSmart LP
2.250% 12/15/28	390,000	358,672
EPR Properties
3.750% 8/15/29	125,000	116,890
4.500% 6/01/27	650,000	640,507
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a) (b)	335,000	312,284
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	349,410
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	777,685
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	643,528
Store Capital LLC
4.500% 3/15/28	650,000	637,816
Sun Communities Operating LP
5.500% 1/15/29	295,000	303,663
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	325,000	316,978
Vornado Realty LP
2.150% 6/01/26	310,000	295,182
WEA Finance LLC
3.500% 6/15/29 (a)	350,000	328,229
		5,080,844

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
Advance Auto Parts, Inc.
5.900% 3/09/26	$144,000	$145,486
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	260,000	256,300
Semiconductors — 0.4%
Intel Corp.
3.750% 3/25/27	250,000	245,634
SK Hynix, Inc.
5.500% 1/16/27 (a)	200,000	204,250
		449,884
Software — 0.1%
Take-Two Interactive Software, Inc.
5.400% 6/12/29	85,000	88,078
Telecommunications — 0.5%
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	645,000	642,904

TOTAL CORPORATE DEBT (Cost $54,398,805)		54,641,288

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.9%
Automobile Asset-Backed Securities — 6.9%
American Credit Acceptance Receivables Trust, Series 2022-1, Class D
2.460% 3/13/28 (a)	1,214,854	1,201,687
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	1,083,000	1,074,641
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	238,536
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	175,892	169,202
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	778,538
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	866,600	843,058
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	507,570
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	516,690
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	403,895
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	512,603
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	302,221
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	218,970
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	1,400,000	1,408,620
		8,176,231

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 5.4%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
4.024% VRN 11/05/32 (a) (e)	$370,000	$344,115
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.894% FRN 7/15/35 (a)	500,000	496,251
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
7.012% FRN 6/15/38 (a)	286,693	284,905
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.544% FRN 12/15/37 (a)	545,194	544,513
ELM Trust, Series 2024-ELM, Class A15,
5.994% VRN 6/10/39 (a) (e)	1,100,000	1,123,029
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
6.565% FRN 8/15/38 (a)	545,520	533,844
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
6.497% FRN 2/15/39 (a)	900,000	881,160
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.962% FRN 3/15/38 (a)	295,046	286,026
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
7.312% FRN 4/15/38 (a)	520,104	517,200
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.412% FRN 1/15/36 (a)	616,000	572,221
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.962% FRN 1/15/36 (a)	414,000	358,869
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.312% FRN 7/15/39 (a)	711,000	496,459
		6,438,592
Home Equity Asset-Backed Securities — 0.1%
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764%
5.944% FRN 5/25/35	59,585	59,176
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.169% FRN 11/25/35 (a)	32,435	32,273
		91,449
Other Asset-Backed Securities — 16.2%
Apidos CLO XXVI Ltd., Series 2017-26A, Class A2R, 3 mo. USD Term SOFR + 1.762%
7.041% FRN 7/18/29 (a)	500,000	500,153
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
6.695% FRN 10/18/31 (a)	500,000	500,347
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	608,010	561,158
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.599% FRN 4/18/35 (a)	500,000	500,125
BHG Securitization Trust

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-B, Class C, 2.240% 10/17/34 (a)	$448,000	$415,786
Series 2022-C, Class A, 5.320% 10/17/35 (a)	93,476	93,469
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.242%
6.524% FRN 7/20/29 (a)	326,917	327,158
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	83,614	81,207
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.901% FRN 10/15/31 (a)	500,000	500,668
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442%
6.743% FRN 7/15/34 (a)	600,000	600,225
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 3 mo. USD Term SOFR + 1.412%
6.697% FRN 10/17/34 (a)	500,000	500,623
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	86,829
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.095% FRN 10/24/30 (a)	500,000	500,543
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	945,628
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	172,194	166,404
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
6.508% FRN 5/20/36 (a)	500,000	501,120
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	758,135	710,159
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	200,463	193,464
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	295,489	260,519
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	141,658	131,605
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	134,058	124,913
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	123,795	115,659
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	500,000	507,266
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	66,347	59,147
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	63,093	57,936
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	127,164	119,145
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	118,885	112,437
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	266,320	272,389
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	296,112	280,780
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	683,333	416,821
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	50,381	49,470
Juniper Valley Park CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.250%
6.532% FRN 7/20/36 (a)	500,000	500,500
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550%
6.643% FRN 10/16/30 (a)	500,000	500,180

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	$109,015	$102,724
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	22,785	22,305
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.946% FRN 7/25/30 (a)	250,000	250,288
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	62,091	60,513
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	398,333	380,889
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	48,727	48,284
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	865,154	876,952
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	500,000	494,270
PVOne LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	443,019	447,293
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
7.035% FRN 4/25/32 (a)	500,000	500,620
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.703% FRN 10/15/35 (a)	500,000	500,643
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
6.675% FRN 7/15/37 (a)	500,000	500,140
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	429,857
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	17,045	16,784
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.531% FRN 4/18/33 (a)	500,000	500,088
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402%
6.685% FRN 10/23/34 (a)	500,000	500,290
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.824% FRN 4/20/33 (a)	1,000,000	1,002,012
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	900,000	919,166
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
1.000% FRN 10/15/35 (a) (d)	500,000	500,000
		19,246,951
Real Estate Investment Trusts (REITS) — 0.2%
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	276,971
Student Loans Asset-Backed Securities — 5.4%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	584,658	534,641
Series 2017-A, Class B, 4.500% 11/26/46 (a)	191,504	184,957
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 6.169% FRN 12/26/47 (a)	187,082	187,067
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.619% FRN 11/26/46 (a)	126,456	126,058

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	$15,872	$13,132
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	15,015
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,401
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,140
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	245,626
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	624,997	612,307
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	1,165,626	1,052,427
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,892,114
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	281,809	264,075
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.911% FRN 1/25/44	235,538	224,355
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.921% FRN 1/25/41	266,601	251,601
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.931% FRN 1/25/55	88,120	83,532
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 5.961% FRN 11/15/35 (a)	124,117	122,869
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.311% FRN 9/15/34 (a)	10,162	10,146
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.992% FRN 9/15/53 (a)	531,470	538,838
		6,401,301
Whole Loan Collateral Collateralized Mortgage Obligations — 5.6%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	1,014,380	1,032,224
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (e)	55,865	52,716
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.643% VRN 8/25/34 (e)	655	653
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (e)	41,097	39,864
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	258,477	246,445
Credit Suisse Mortgage Trust
Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (e)	397,521	362,094
Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (e)	500,000	368,883
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (e)	100,450	94,461
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	519,559	432,432
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (e)	302,020	268,113
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (e)	89,601	85,847
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (e)	587,336	509,518
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (e)	700,000	521,125
OBX Trust
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (e)	683,007	569,715
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (e)	333,000	235,041

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (e)	$415,055	$375,435
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (e)	181,256	158,666
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (e)	313,374	304,376
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (e)	167,372	143,985
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (e)	265,000	259,951
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (e)	548,000	531,587
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (e)	77,510	77,090
		6,670,221
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (e)	117,786	106,896

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,560,118)		47,408,612

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	97	97
Pool #500928 7.000% 5/15/29	344	353
Pool #510083 7.000% 7/15/29	18	19
Pool #493723 7.000% 8/15/29	266	274
Pool #581417 7.000% 7/15/32	455	464
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	63	63
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	34	33
		1,303

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,411)		1,303

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Notes
1.750% 12/31/24	700,000	694,808

TOTAL U.S. TREASURY OBLIGATIONS (Cost $701,006)		694,808

TOTAL BONDS & NOTES (Cost $104,661,340)		102,746,011

TOTAL LONG-TERM INVESTMENTS (Cost $104,661,340)		102,746,011

SHORT-TERM INVESTMENTS — 13.7%
Commercial Paper — 10.9%
Avangrid, Inc.
5.037% 10/15/24 (a)	2,000,000	1,995,796

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Evergy Kansas Central, Inc.
4.959% 10/01/24 (a)	$5,000,000	$4,999,318
NextEra Energy Capital Holdings, Inc.
5.631% 10/04/24 (a)	2,000,000	1,998,904
Wisconsin Gas LLC
4.918% 10/01/24	4,000,000	3,999,454
		12,993,472

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	893,265	893,265

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$2,446,858	2,446,858

TOTAL SHORT-TERM INVESTMENTS (Cost $16,335,356)		16,333,595

TOTAL INVESTMENTS — 100.1% (Cost $120,996,696) (i)		119,079,606

Other Assets/(Liabilities) — (0.1)%		(158,562)

NET ASSETS — 100.0%		$118,921,044

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $81,373,506 or 68.43% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $1,529,431 or 1.29% of net assets. The Fund received $672,632 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $862,649 or 0.73% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,446,961. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,495,998.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/24	298	$61,938,424	$117,748
Short
U.S. Treasury Long Bond	12/19/24	2	$(249,571)	$1,196
U.S. Treasury Ultra 10 Year	12/19/24	22	(2,603,843)	1,312
U.S. Treasury Note 5 Year	12/31/24	191	(20,970,611)	(17,006)
				$(14,498)

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Consumer Discretionary — 9.6%
AutoNation, Inc. (a)	13,428	$2,402,538
Dorman Products, Inc. (a)	16,713	1,890,574
Dutch Bros, Inc. Class A (a)	17,897	573,241
KB Home	29,848	2,557,675
Steven Madden Ltd.	32,900	1,611,771
Stride, Inc. (a) (b)	13,936	1,188,880
Texas Roadhouse, Inc.	5,708	1,008,033
Visteon Corp. (a)	15,474	1,473,744
		12,706,456
Consumer Staples — 1.1%
BellRing Brands, Inc. (a)	22,755	1,381,684
Energy — 5.1%
Civitas Resources, Inc.	25,016	1,267,561
CNX Resources Corp. (a) (b)	53,570	1,744,775
Helmerich & Payne, Inc. (b)	49,906	1,518,140
Northern Oil & Gas, Inc.	41,290	1,462,079
Nov, Inc.	43,134	688,850
		6,681,405
Financials — 14.7%
Bank of NT Butterfield & Son Ltd.	21,189	781,450
Berkshire Hills Bancorp, Inc.	27,869	750,512
Cathay General Bancorp	36,298	1,558,999
Columbia Banking System, Inc. (b)	56,255	1,468,818
Definity Financial Corp. (b)	38,687	1,559,265
Federated Hermes, Inc.	37,389	1,374,794
Marqeta, Inc. Class A (a)	140,597	691,737
OceanFirst Financial Corp.	43,326	805,430
Pacific Premier Bancorp, Inc.	53,972	1,357,936
PennyMac Financial Services, Inc.	20,088	2,289,429
Skyward Specialty Insurance Group, Inc. (a)	14,766	601,419
Stifel Financial Corp.	11,517	1,081,446
United Community Banks, Inc.	30,244	879,496
Webster Financial Corp.	26,498	1,235,072
Wintrust Financial Corp.	18,880	2,049,047
WSFS Financial Corp. (b)	19,007	969,167
		19,454,017
Health Care — 19.4%
Acadia Healthcare Co., Inc. (a) (b)	23,646	1,499,393
Addus HomeCare Corp. (a)	7,203	958,215
ADMA Biologics, Inc. (a)	174,157	3,481,398
Ascendis Pharma AS ADR (a)	9,737	1,453,831

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioLife Solutions, Inc. (a) (b)	39,153	$980,391
Bridgebio Pharma, Inc. (a)	23,609	601,085
BrightSpring Health Services, Inc. (a) (b)	43,536	639,108
Collegium Pharmaceutical, Inc. (a)	27,736	1,071,719
Encompass Health Corp.	11,149	1,077,439
Evolent Health, Inc. Class A (a) (b)	35,253	996,955
Guardant Health, Inc. (a)	36,773	843,573
Immunovant, Inc. (a) (b)	13,488	384,543
Inspire Medical Systems, Inc. (a) (b)	6,440	1,359,162
Instil Bio, Inc. (a) (b)	4,399	296,141
Integer Holdings Corp. (a) (b)	10,622	1,380,860
Intra-Cellular Therapies, Inc. (a)	20,963	1,533,863
Merus NV (a)	7,762	387,789
Repligen Corp. (a)	7,511	1,117,787
Structure Therapeutics, Inc. ADR (a) (b)	10,847	476,075
Surgery Partners, Inc. (a)	39,329	1,267,967
TransMedics Group, Inc. (a)	8,649	1,357,893
Twist Bioscience Corp. (a)	34,416	1,554,915
Ultragenyx Pharmaceutical, Inc. (a)	14,972	831,695
		25,551,797
Industrials — 19.2%
AAR Corp. (a)	17,336	1,133,081
ABM Industries, Inc.	23,669	1,248,776
Air Lease Corp. (b)	25,197	1,141,172
Allison Transmission Holdings, Inc.	24,791	2,381,671
Atkore, Inc.	17,751	1,504,220
BWX Technologies, Inc.	10,702	1,163,307
CACI International, Inc. Class A (a)	3,010	1,518,726
Casella Waste Systems, Inc. Class A (a)	18,592	1,849,718
Enpro, Inc.	10,797	1,751,058
Esab Corp.	17,816	1,894,019
Gates Industrial Corp. PLC (a)	61,920	1,086,696
Hub Group, Inc. Class A	41,603	1,890,856
Korn Ferry	28,375	2,134,935
Paycor HCM, Inc. (a)	79,130	1,122,855
Regal Rexnord Corp.	5,485	909,852
Zurn Elkay Water Solutions Corp. (b)	70,969	2,550,626
		25,281,568
Information Technology — 14.1%
Allegro MicroSystems, Inc. (a) (b)	55,493	1,292,987
ASGN, Inc. (a)	16,205	1,510,792
Astera Labs, Inc. (a) (b)	11,644	610,029
Belden, Inc.	17,151	2,008,897
Gitlab, Inc. Class A (a)	23,548	1,213,664
Informatica, Inc. Class A (a)	40,670	1,028,138
Itron, Inc. (a)	18,921	2,020,952
MACOM Technology Solutions Holdings, Inc. (a)	15,883	1,767,143
MARA Holdings, Inc. (a) (b)	54,787	888,645
MKS Instruments, Inc.	12,334	1,340,829
Progress Software Corp. (b)	17,533	1,181,198
Silicon Laboratories, Inc. (a) (b)	10,529	1,216,837
Unity Software, Inc. (a) (b)	58,391	1,320,804
Vishay Intertechnology, Inc.	62,428	1,180,513
		18,581,428

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 6.7%
ATI, Inc. (a)	30,773	$2,059,021
Century Aluminum Co. (a)	37,905	615,198
Commercial Metals Co.	23,201	1,275,127
Kaiser Aluminum Corp.	10,009	725,853
Silgan Holdings, Inc.	30,971	1,625,978
Summit Materials, Inc. Class A (a)	65,907	2,572,350
		8,873,527
Real Estate — 6.7%
DiamondRock Hospitality Co.	221,065	1,929,897
DigitalBridge Group, Inc.	88,744	1,253,953
Four Corners Property Trust, Inc.	72,474	2,124,213
Outfront Media, Inc.	93,484	1,718,236
Terreno Realty Corp.	27,944	1,867,498
		8,893,797
Utilities — 2.1%
Chesapeake Utilities Corp.	11,051	1,372,202
Portland General Electric Co. (b)	30,022	1,438,054
		2,810,256

TOTAL COMMON STOCK (Cost $90,965,138)		130,215,935

TOTAL EQUITIES (Cost $90,965,138)		130,215,935

TOTAL LONG-TERM INVESTMENTS (Cost $90,965,138)		130,215,935

SHORT-TERM INVESTMENTS — 2.3%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,396,218	1,396,218

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$1,711,693	1,711,693

TOTAL SHORT-TERM INVESTMENTS (Cost $3,107,911)		3,107,911

TOTAL INVESTMENTS — 101.0% (Cost $94,073,049) (e)		133,323,846

Other Assets/(Liabilities) — (1.0)%		(1,381,248)

NET ASSETS — 100.0%		$131,942,598

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $23,354,589 or 17.70% of net assets. The Fund received $22,370,048 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,711,765. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,746,126.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

September 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.0%
Brazil — 4.7%
Azzas 2154 SA	4,420	$34,215
Banco BTG Pactual SA	67,600	412,844
Localiza Rent a Car SA	60,408	454,637
NU Holdings Ltd. Class A (a)	33,445	456,524
Raia Drogasil SA	69,300	324,258
Vale SA Sponsored ADR	1,868	21,818
WEG SA	53,284	531,989
		2,236,285
Chile — 1.1%
Antofagasta PLC	9,551	257,915
Banco de Chile	2,135,497	272,369
		530,284
China — 21.2%
Airtac International Group	8,000	232,190
Alibaba Group Holding Ltd. Sponsored ADR	12,190	1,293,603
Budweiser Brewing Co. APAC Ltd. (b)	101,800	134,381
Contemporary Amperex Technology Co. Ltd. Class A	2,500	88,796
H World Group Ltd.	4,900	18,497
H World Group Ltd. ADR	65,687	2,443,556
Meituan Class B (a) (b)	66,700	1,419,634
NetEase, Inc. ADR	2,355	220,216
New Horizon Health Ltd. (a) (b) (c) (d)	63,000	28,648
PDD Holdings, Inc. ADR (a)	4,088	551,103
Tencent Holdings Ltd.	48,709	2,727,358
WuXi XDC Cayman, Inc. (a)	15,199	45,707
Yum China Holdings, Inc.	6,278	282,636
ZTO Express Cayman, Inc. ADR	24,732	612,612
		10,098,937
France — 3.8%
Pernod Ricard SA	6,180	934,106
TotalEnergies SE (e)	13,441	871,182
		1,805,288
Hong Kong — 1.1%
AIA Group Ltd.	62,000	548,254
India — 16.7%
Adani Ports & Special Economic Zone Ltd.	13,982	241,330
Bajaj Finance Ltd.	680	62,610
Bajaj Finserv Ltd.	1,330	31,312
Bharti Airtel Ltd.	10,514	215,434

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Havells India Ltd.	12,724	$307,555
HCL Technologies Ltd.	13,902	298,944
HDFC Bank Ltd.	68,177	1,411,136
Infosys Ltd.	23,822	531,719
Kotak Mahindra Bank Ltd.	104,478	2,318,497
Macrotech Developers Ltd. (b)	19,944	294,534
Mahindra & Mahindra Ltd.	4,510	168,045
Maruti Suzuki India Ltd.	586	92,603
Oberoi Realty Ltd.	33,094	742,682
Sun Pharmaceutical Industries Ltd.	1,453	33,441
Tata Consultancy Services Ltd.	23,375	1,193,515
		7,943,357
Indonesia — 1.5%
Bank Central Asia Tbk. PT	1,025,200	698,983
Italy — 3.1%
Ermenegildo Zegna NV (e)	12,397	121,987
Moncler SpA	7,140	453,346
PRADA SpA	117,100	904,381
		1,479,714
Japan — 2.1%
Chugai Pharmaceutical Co. Ltd.	6,300	304,682
Daiichi Sankyo Co. Ltd.	20,900	687,112
		991,794
Mexico — 8.6%
America Movil SAB de CV ADR	46,275	757,059
Fomento Economico Mexicano SAB de CV	152,916	1,507,648
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,055	87,611
Grupo Aeroportuario del Sureste SAB de CV Class B	4,885	138,043
Grupo Mexico SAB de CV Series B	212,226	1,185,620
Wal-Mart de Mexico SAB de CV	143,157	431,943
		4,107,924
Netherlands — 0.9%
Argenx SE ADR (a)	845	458,058
Peru — 1.1%
Credicorp Ltd.	2,836	513,231
Philippines — 1.9%
SM Investments Corp.	42,395	724,595
SM Prime Holdings, Inc.	313,200	180,832
		905,427
Poland — 0.8%
Allegro.eu SA (a) (b)	40,650	367,334
Portugal — 2.1%
Galp Energia SGPS SA	53,516	1,004,835
Republic of Korea — 7.0%
Kakao Corp.	669	18,494
NAVER Corp.	933	121,480

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Biologics Co. Ltd. (a) (b)	1,077	$806,499
Samsung Electronics Co. Ltd.	41,418	1,963,020
SK Hynix, Inc.	3,194	430,259
		3,339,752
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (d)	600	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
		—
South Africa — 1.2%
FirstRand Ltd.	118,788	572,529
Switzerland — 0.5%
Cie Financiere Richemont SA Registered Class A	1,578	250,180
Taiwan — 14.5%
Global Unichip Corp.	3,000	105,120
Hon Hai Precision Industry Co. Ltd.	33,000	197,235
MediaTek, Inc.	24,000	896,246
Taiwan Semiconductor Manufacturing Co. Ltd.	179,000	5,464,813
Voltronic Power Technology Corp.	4,000	255,171
		6,918,585
Turkey — 0.9%
Akbank TAS	39,850	71,876
BIM Birlesik Magazalar AS	8,253	119,876
KOC Holding AS	36,393	200,532
Migros Ticaret AS	3,960	52,072
		444,356
United Arab Emirates — 0.3%
Americana Restaurants International PLC - Foreign Co.	179,395	130,935
United Kingdom — 1.4%
AstraZeneca PLC	4,166	648,917
United States — 0.5%
Legend Biotech Corp. ADR (a)	4,927	240,093

TOTAL COMMON STOCK (Cost $40,513,344)		46,235,052

PREFERRED STOCK — 0.8%
Brazil — 0.8%
Itau Unibanco Holding SA 6.508%
	59,619	395,183

TOTAL PREFERRED STOCK (Cost $339,350)		395,183

TOTAL EQUITIES (Cost $40,852,694)		46,630,235

TOTAL LONG-TERM INVESTMENTS (Cost $40,852,694)		46,630,235

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	56,804	$56,804

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (g)	$730,961	730,961

TOTAL SHORT-TERM INVESTMENTS (Cost $787,765)		787,765

TOTAL INVESTMENTS — 99.5% (Cost $41,640,459) (h)		47,418,000

Other Assets/(Liabilities) — 0.5%		249,178

NET ASSETS — 100.0%		$47,667,178

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $3,051,030 or 6.40% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $28,648 or 0.06% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $893,849 or 1.88% of net assets. The Fund received $899,248 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $730,992. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $745,642.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MML Blend Fund ("Blend Fund")

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund ("Equity Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MML iShares® 60/40 Allocation Fund

MML iShares® 80/20 Allocation Fund

MML Managed Bond Fund ("Managed Bond Fund")

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are "funds of funds" series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, MML iShares® 60/40 Allocation Fund, and MML iShares® 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds' subadviser, BlackRock Investment Management, LLC ("Underlying ETFs").

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds’ "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MML iShares® 60/40 Allocation Fund characterized all investments at Level 1, as of September 30, 2024. The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2024, for the remaining Funds' investments:

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$709,308,025	$—	$—	$709,308,025
Short-Term Investments	18,180,650	1,254,214	—	19,434,864
Total Investments	$727,488,675	$1,254,214	$—	$728,742,889

Notes to Portfolio of Investments (Unaudited) (Continued)

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,398,296	$—	$4,398,296
Corporate Debt	—	78,362,575	—	78,362,575
Non-U.S. Government Agency Obligations	—	30,802,046	—	30,802,046
Sovereign Debt Obligations	—	12,231,304	—	12,231,304
U.S. Government Agency Obligations and Instrumentalities	—	71,181,995	—	71,181,995
U.S. Treasury Obligations	—	12,293,184	—	12,293,184
Purchased Options	17,531	26,135	—	43,666
Short-Term Investments	1,955,185	2,181,353	—	4,136,538
Total Investments	$1,972,716	$211,476,888	$—	$213,449,604

Liability Investments
Unfunded Loan Commitments	$—	$(93)	$—	$(93)

Asset Derivatives
Forward Contracts	$—	$672,929	$—	$672,929
Futures Contracts	400,470	—	—	400,470
Swap Agreements	—	843,439	—	843,439
Total	$400,470	$1,516,368	$—	$1,916,838

Liability Derivatives
Forward Contracts	$—	$(642,410)	$—	$(642,410)
Futures Contracts	(174,142)	—	—	(174,142)
Swap Agreements	—	(1,298,862)	—	(1,298,862)
Written Options	(278,479)	—	—	(278,479)
Total	$(452,621)	$(1,941,272)	$—	$(2,393,893)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$55,473,467	$—	$1,953	$55,475,420
Short-Term Investments	11,565	—	—	11,565
Total Investments	$55,485,032	$—	$1,953	$55,486,985

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$5,004,303	$—	$5,004,303
Corporate Debt	—	43,552,133	—	43,552,133
Short-Term Investments	2,247,465	1,848,067	—	4,095,532
Total Investments	$2,247,465	$50,404,503	$—	$52,651,968

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$106,404,180	$—	$106,404,180
U.S. Government Agency Obligations and Instrumentalities	—	10,075,433	—	10,075,433
U.S. Treasury Obligations	—	37,727,956	—	37,727,956
Short-Term Investments	—	22,544,451	—	22,544,451
Total Investments	$—	$176,752,020	$—	$176,752,020

Asset Derivatives
Futures Contracts	$43,649	$—	$—	$43,649
Swap Agreements	—	5,421,839	—	5,421,839
Total	$43,649	$5,421,839	$—	$5,465,488

Liability Derivatives
Futures Contracts	$(83,497)	$—	$—	$(83,497)
Swap Agreements	—	(1,320)	—	(1,320)
Total	$(83,497)	$(1,320)	$—	$(84,817)

Notes to Portfolio of Investments (Unaudited) (Continued)

MML iShares® 80/20 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$86,451,129	$—	$—	$86,451,129
Short-Term Investments	1,432,575	106,745	—	1,539,320
Total Investments	$87,883,704	$106,745	$—	$87,990,449

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$253,016,250	$—	$253,016,250
Non-U.S. Government Agency Obligations	—	157,921,039	—	157,921,039
Sovereign Debt Obligations	—	1,397,226	—	1,397,226
U.S. Government Agency Obligations and Instrumentalities	—	200,051,913	—	200,051,913
U.S. Treasury Obligations	—	18,098,763	—	18,098,763
Short-Term Investments	5,475,695	92,202,888	—	97,678,583
Total Investments	$5,475,695	$722,688,079	$—	$728,163,774

Asset Derivatives
Futures Contracts	$56,756	$—	$—	$56,756

Liability Derivatives
Futures Contracts	$(234,678)	$—	$—	$(234,678)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$54,641,288	$—	$54,641,288
Non-U.S. Government Agency Obligations	—	47,408,612	—	47,408,612
U.S. Government Agency Obligations and Instrumentalities	—	1,303	—	1,303
U.S. Treasury Obligations	—	694,808	—	694,808
Short-Term Investments	893,265	15,440,330	—	16,333,595
Total Investments	$893,265	$118,186,341	$—	$119,079,606

Asset Derivatives
Futures Contracts	$120,256	$—	$—	$120,256

Liability Derivatives
Futures Contracts	$(17,006)	$—	$—	$(17,006)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$130,215,935	$—	$—	$130,215,935
Short-Term Investments	1,396,218	1,711,693	—	3,107,911
Total Investments	$131,612,153	$1,711,693	$—	$133,323,846

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$2,236,285	$—	$—		$2,236,285
Chile	272,369	257,915	—		530,284
China	5,403,726	4,666,563	28,648		10,098,937
France	—	1,805,288	—		1,805,288
Hong Kong	—	548,254	—		548,254
India	—	7,943,357	—		7,943,357
Indonesia	—	698,983	—		698,983
Italy	121,987	1,357,727	—		1,479,714
Japan	—	991,794	—		991,794
Mexico	4,107,924	—	—		4,107,924
Netherlands	458,058	—	—		458,058
Peru	513,231	—	—		513,231
Philippines	—	905,427	—		905,427
Poland	—	367,334	—		367,334
Portugal	—	1,004,835	—		1,004,835
Republic of Korea	18,494	3,321,258	—		3,339,752
Russia	—	—	—	+	—
South Africa	—	572,529	—		572,529
Switzerland	—	250,180	—		250,180
Taiwan	—	6,918,585	—		6,918,585
Turkey	—	444,356	—		444,356
United Arab Emirates	—	130,935	—		130,935
United Kingdom	—	648,917	—		648,917
United States	240,093	—	—		240,093
Preferred Stock
Brazil	395,183	—	—		395,183
Short-Term Investments	56,804	730,961	—		787,765
Total Investments	$13,824,154	$33,565,198	$28,648		$47,418,000

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of September 30, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, MML iShares® 60/40 Allocation Fund, and MML iShares® 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$602,866,477	$152,791,190	$(26,914,778)	$125,876,412
Dynamic Bond Fund	223,989,689	2,681,042	(13,221,127)	(10,540,085)
Equity Fund	668,189,308	216,436,173	(3,855,988)	212,580,185
Equity Rotation Fund	53,808,405	3,295,900	(1,617,320)	1,678,580
High Yield Fund	52,171,959	1,371,520	(891,511)	480,009
Inflation-Protected and Income Fund	178,986,371	1,521,254	(3,755,605)	(2,234,351)
MML iShares® 60/40 Allocation Fund	44,016,122	5,233,721	(421,687)	4,812,034
MML iShares® 80/20 Allocation Fund	74,937,136	13,124,579	(71,266)	13,053,313
Managed Bond Fund	756,057,853	9,080,954	(36,975,033)	(27,894,079)
Short-Duration Bond Fund	120,996,696	1,252,541	(3,169,631)	(1,917,090)
Small Cap Equity Fund	94,073,049	42,500,365	(3,249,568)	39,250,797
Strategic Emerging Markets Fund	41,640,459	7,240,502	(1,462,961)	5,777,541

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, ''Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848'' (''ASU 2022-06''). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.